[Translation]

                                                                     [MHM Final]




                        SECURITIES REGISTRATION STATEMENT



                            ANNUAL SECURITIES REPORT

                            (The 12th Account Period)
                              From: January 1, 2003
                              To: December 31, 2003















                              VANGUARD INDEX FUNDS

                    - VANGUARD TOTAL STOCK MARKET INDEX FUND

                                     (2473)

[Translation]







                        SECURITIES REGISTRATION STATEMENT




















                              VANGUARD INDEX FUNDS

                    - VANGUARD TOTAL STOCK MARKET INDEX FUND

                        SECURITIES REGISTRATION STATEMENT


To: Director of Kanto Local Finance Bureau

                                          Filing Date of SRS: June 30, 2004

Name of the Registrant Trust:             VANGUARD  INDEX FUNDS - VANGUARD
                                          TOTAL STOCK  MARKET INDEX FUND

Name of Trustees:                         John J. Brennan,
                                          Chairman and Chief Executive Officer

Address of Principal Office:              100 Vanguard Boulevard,
                                          Malvern, Pennsylvania 19355
                                          U.S.A.


Name and Title of Registration Agent:     Ken Miura
                                          Attorney-at-Law
                                          Signature [Ken Miura]
                                          ---------------------
                                          (Seal)

Address or Place of Business              Mori Hamada & Matsumoto
                                          JFE Building,
                                          1-2, Marunouchi 1-chome
                                          Chiyoda-ku, Tokyo

Name of Liaison Contact:                  Akihito Miyake

Place of Liaison Contact:                 Mori Hamada & Matsumoto
                                          JFE Building,
                                          1-2, Marunouchi 1-chome
                                          Chiyoda-ku, Tokyo

Phone Number:                             03-6212-8316


                    Public Offering or Sale for Registration
                    ----------------------------------------

Name of the Fund Making Public            VANGUARD INDEX FUNDS -
Offering or Sale of Foreign               VANGUARD TOTAL STOCK MARKET
Investment Fund Securities:               INDEX FUND

Type and Aggregate Amount of Foreign      Registered Shares with a par value of
Investment Fund Securities to be          $0.001 per Share
Publicly Offered or Sold:                 Up to 38,430,000 Shares
                                           In  respect  of  38,430,000
                                           Shares,  up  to  the  total
                                           amount    aggregating   the
                                           amounts    calculated    by
                                           multiplying  the respective
                                           approximate issue
                                           price per Share by the respective
                                           number  of   Shares.   (The
                                           approximate  amount  of the
                                           limit:    U.S.$1    billion
                                           (approximately     Y    110
                                           billion))

Note 1: The total amount of the issue price during the Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of April 2004 ($26.02) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (38,430,000 Shares).

Note 2: The Yen  amount is  translated  for  convenience  at the rate of $1.00 =
     Y110.35 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on April 30, 2004). The same applies hereafter.


               Places where a copy of this Securities Registration
               ---------------------------------------------------
                  Statement is available for Public Inspection
                  --------------------------------------------

                                 Not applicable.

                                 C O N T E N T S
                                 ---------------

                                                                        This
                                                             l         English
                                                                     Translation


PART I.  INFORMATION CONCERNING SECURITIES ............................... 1


PART II. INFORMATION CONCERNING THE FUND ................................. 6

I. DESCRIPTION OF THE FUND ............................................... 6

II. FINANCIAL CONDITIONS OF THE FUND ..................................... 6

III. MISCELLANEOUS ....................................................... 6

IV. SUMMARY OF INFORMATION CONCERNING
         FOREIGN INVESTMENT FUND SHARES .................................. 6


PART III. SPECIAL INFORMATION ............................................ 7

I. OUTLINE OF THE TRUST .................................................. 7

II. OUTLINE OF THE OTHER RELATED COMPANIES ............................... 7

III. OUTLINE OF THE SYSTEM OF INVESTMENT
     FUND IN DELAWARE .................................................... 7

IV. FORM OF FOREIGN INVESTMENT
    FUND SHARES .......................................................... 7

                                      - 1 -
PART I.  INFORMATION CONCERNING SECURITIES


1.  NAME OF FUND:                Vanguard Index Funds - Vanguard Total Stock
                                 Market Index Fund
                                 (hereafter referred to as the "Fund"), also
                                 Vanguard Index Funds shall be hereafter
                                 referred to as the "Trust"
                                 The Units are additional offering type
                                 ("Tsuikagata").

2.  NATURE OF FOREIGN            Investor Shares (hereafter referred to as the
    INVESTMENT FUND SECU-        "Shares")
    RITIES CERTIFICATES:         Registered Shares with a par value of $0.001
                                 per Share.
                                 No rating has been acquired.

3.  NUMBER OF SHARES             Vanguard Total Stock Market Index Fund
    TO BE OFFERED FOR            Up to 38,430,000 Shares
    SALE (IN JAPAN):

4.  TOTAL AMOUNT OF              Vanguard Total Stock Market Index Fund
    OFFERING PRICE:              In respect of 38,430,000 Shares, up to the
                                 total amount aggregating the amounts calculated by multiplying the respective issue price per Share by the respective number of Shares
                                 (The approximate amount of the limit:
                                 U.S.$1 billion (approximately Y110 billion))

     Note 1: The total amount of the issue price during the Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of April 2004 ($26.02) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (38,430,000 Shares ).

     Note 2: The Yen amount is translated for convenience at the rate of $1.00 = Y110.35 (the mean of the exchange rate quotations by The Bank of Tokyo
          - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on April 30, 2004). The same applies hereafter.

     Note 3: Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all U.S. Dollar amounts unless otherwise specifically indicated.

     Note 4: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

5.  ISSUE  PRICE:                The Net Asset Value per Share to be calculated
                                 on a Fund Business Day immediately after an application for purchase is received by the Fund.
                                 A day on which the New York Stock Exchange is open for business.
                                 A reference for Issue Price is as same as 9.
                                 PLACE OF SUBSCRIPTION set forth hereinafter.

6.  SALES CHARGE:                None.
                                 Account Administration Fee
                                 --------------------------
                                 Account Administration Fee at an annual rate of 0.60% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For
                                 Shareholder accounts which are redeemed
                                 partially or in full prior to the end of the quarter, the Account Administration Fee shall be charged in proportion to the period in which such Shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter. An
                                 Account Administration Fee is compensation to the Distributor for providing account administration and related services. A consumption tax of 5% is added to the Account
                                 Administration Fee.

7.  MINIMUM  AMOUNT OR           Vanguard  Total  Stock  Market  Index Fund

    NUMBER OF SHARES:            Purchases shall be made in increments of 5
                                 Shares.

8.  PERIOD OF                    From: July 1,2004 (Thursday)
    SUBSCRIPTION:                To:   June 30,2005 (Thursday)
                                 Provided that the subscription is handled only on a Fund Business Day when sales handling companies are open for business in Japan, with the exception of a day in which the next business day is a national holiday in Japan.

9.  PLACE OF SUBSCRIPTION:       Monex, Inc.
                                 Pacific Century Place Marunouchi 19F,
                                 11-1, Marunouchi 1-chome, Chiyoda-ku, Tokyo
                                 (the "Distributor" or "Sales Handling Company")

     Note:The subscription is handled at the head office and the branch offices in Japan of the above-mentioned Sales Handling Company and online.

10. DATE  AND  PLACE             Investors shall pay the Offering Price to the
    OF PAYMENT:                  Distributor in Japan within four (4) business
                                 days in Japan from and including the day when the Distributor in Japan confirms the execution of the application (the "Trade Day").
                                 The total issue price for each application day for subscription will be transferred in U.S.
                                 Dollars by the Distributor in Japan to the Fund's custodian within 1 Fund Business Day after the subscription date ("Payment Date").

11. PLACE OF PAYMENT             Monex, Inc.
                                 Pacific Century Place Marunouchi 19F,
                                 11-1, Marunouchi 1-chome, Chiyoda-ku, Tokyo
                                 (the "Distributor" or "Sales Handling Company")
12. MISCELLANEOUS:

(1)  There is no Deposit for Subscription. (2) Outline of Underwriting, Etc.

(A) The Distributor in Japan undertakes to sell the Shares in accordance with an agreement dated August 2, 2000 (amended in the agreement dated February 5th, 2001), as amended with The Vanguard Group, Inc. in connection with the sale of the Shares in Japan.

(B) During the public offering period, the Distributor in Japan will execute or forward the purchase orders and repurchase requests of the Shares received directly to the Fund's Transfer Agent.

     Note:Sales Handling Company means a securities agent company and/or registration agent financial institution which shall conclude the agreement with a distributor concerning agency business of Shares of the Fund, act as agent for a distributor for subscription or redemption of Shares of the Fund from investors and handle the business, etc. concerning receipt of subscription money from investors or payment of redemption proceeds to investors, etc.

(C)  The Fund has appointed Monex, Inc. as the Agent Company in Japan.

     Note:"The Agent Company" shall mean a sales handling company who is a member of the Japan Securities Dealers Association ("JSDA") which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to JSDA and other Sales and Repurchase Handling Companies rendering such other services.

(3)  Method of Subscription:
          Investors who subscribe for Shares shall enter with the Distributor or Sales Handling Company an agreement concerning the foreign securities transactions. For this purpose, the Sales Handling Company shall deliver to investors an Agreement of Foreign Securities Transactions Account and investors shall submit to the Sales Handling Company an Application for opening of Transactions Account opened in accordance with such Agreement.
          The subscription amount shall be paid in Yen in principal and the Yen exchange rate shall be the rate determined by the Sales Handling Company based on the foreign exchange rate of the foreign exchange market in Tokyo on the Trade Day of each application.
          No interest accrues on the subscription money.
          The subscription amount shall be paid in U.S. Dollars to the Fund's Custodian by each Distributor on the Payment Date.

(4)  Offerings other than in Japan:
          In parallel with the Offering, Investor Shares are offered in the United States of America.

PART II.  INFORMATION ON THE FUND

I.   DESCRIPTION OF THE FUND

     Same as I. DESCRIPTION OF THE FUND of the Annual Securities Report attached hereafter

II. FINANCIAL CONDITIONS OF THE FUND of the Annual Securities Report attached hereafter

III. MISCELLANEOUS

         (1) The following documents have been filed for the Fund with Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan.

         June 30, 2003:      Securities Registration Statement
                             Annual Securities Report (42nd Accounting Period)
                             Amendment to Securities Registration Statement
         September 30, 2003 Semi-annual Report (During 43rd Accounting Period) December 26, 2004: Amendment to Securities Registration Statement
         April 13, 2004:     Amendment to Securities Registration Statement

          (2) *The ornamental design is used in cover page of the Japanese Prospectus.

IV. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SECURITIES

     Same as V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SECURITIES of the Annual Securities Report attached hereafter

PART III. SPECIAL INFORMATION

I.   DESCRIPTION OF THE TRUST

     Same as III. DESCRIPTION OF THE TRUST of the Annual Securities Report attached hereafter

II.  DESCRIPTION OF THE OTHER RELATED COMPANIES

     Same as IV. DESCRIPTION OF THE OTHER RELATED COMPANIES of the Annual Securities Report attached hereafter

III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE

     Same as VI. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE of the Annual Securities Report attached hereafter

IV. FORM OF FOREIGN INVESTMENT FUND SECURITIES No Share certificates of the Fund shall be issued.

[Translation]







                            ANNUAL SECURITIES REPORT

                          (The 12th Accounting Period)
                              From: January 1, 2003
                              To: December 31, 2003

















                              VANGUARD INDEX FUNDS

                    - VANGUARD TOTAL STOCK MARKET INDEX FUND

                            ANNUAL SECURITIES REPORT
                          (The 12th Accounting Period)
                              From: January 1, 2003
                              To: December 31, 2003

To: Director of Kanto Local Finance Bureau

                                                     Filing Date : June 30, 2004

Name of the Fund:                      VANGUARD INDEX FUNDS - VANGUARD
                                       TOTAL STOCK MARKET INDEX FUND

Name of the Registrant Trust:          VANGUARD  INDEX FUNDS - VANGUARD
                                       TOTAL STOCK MARKET INDEX FUND

Name of Trustees:                      John J. Brennan,
                                       Chairman and Chief Executive Officer

Address of Principal Office:           100 Vanguard Boulevard,
                                       Malvern, Pennsylvania 19355
                                       U.S.A.

Name and Title of Registration Agent:  Ken Miura
                                       Attorney-at-Law
                                       Signature [Ken Miura]
                                       -------------------------------
                                                            (Seal)

Address or Place of Business           Mori Hamada & Matsumoto
                                       JFE Building,
                                       1-2, Marunouchi 1-chome
                                       Chiyoda-ku, Tokyo


Name of Liaison Contact:               Akihito Miyake

Place of Liaison Contact:              Mori Hamada & Matsumoto
                                       JFE Building,
                                       1-2, Marunouchi 1-chome
                                       Chiyoda-ku, Tokyo

Phone Number:                          03-6212-8316


               Places where a copy of this Securities Registration
               ---------------------------------------------------
                  Statement is available for Public Inspection
                  --------------------------------------------

                                 Not applicable.

                                 C O N T E N T S

                                                                        This
                                                                       English
                                                                     Translation

  I. DESCRIPTION OF THE FUND ............................................. 1

       1. NATURE OF THE FUND ............................................. 1

       2. INVESTMENT POLICY ..............................................10

       3. INVESTMENT RISKS ...............................................24

       4. FEES AND TAX ...................................................31

       5. STATUS OF INVESTMENT FUND ......................................37

       6. MANAGEMENT AND ADMINISTRATION ..................................45

 II. FINANCIAL CONDITIONS OF THE FUND ....................................57

 III. OUTLINE OF THE TRUST ...............................................59

 IV. OUTLINE OF OTHER RELATED COMPANIES ..................................64

  V. SUMMARY OF INFORMATION CONCERNING ...................................66
       FOREIGN INVESTMENT FUND SHARES

 VI. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS
       IN DELAWARE .......................................................67

VII. REFERENCE INFORMATION ...............................................89

Note 1: The Yen  amount is  translated  for  convenience  at the rate of $1.00 =
     Y110.35 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on April 30, 2004). The same applies hereafter.

Note 2: Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

I.   DESCRIPTION OF THE FUND

1.   NATURE OF THE FUND

(A)  Objects and Basic Nature of the Fund:
     VANGUARD TOTAL STOCK MARKET INDEX FUND: The Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
          The Fund is a sub-fund of Vanguard Index Funds (the "Trust").
          The Trust was organized as a Pennsylvania business trust in 1975 and was reorganized as a Delaware statutory trust in July 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. It currently offers the following funds in Japan.
          Vanguard Small-Cap Index Fund
          Vanguard Total Stock Market Index Fund
          Each fund offers one class of Shares (Investor Shares) in Japan. Each of the funds is registered as a nondiversified management investment company. As the market values of each fund's largest holdings rise and fall, there may be times when a fund is diversified under the Commission's standards and other times when it is not. The Trust has the ability to offer additional funds, which in turn may issue classes of Shares. There is no limit on the number of full and fractional Shares that may be issued for a single fund or class of Shares.

(B)  History of the Trust:
     December 31, 1975:Execution of the Declaration of Trust
                      The Trust was established as a Pennsylvania business trust January 23, 1998: Execution of the Agreement and Declaration of Trust
     July 24, 1998:    The Trust was reorganized as a Delaware statutory trust

(C)  Structure of the Fund

     (1)  Structure of the Fund:

          Names and related businesses of the related companies of the Fund are as follows:

     (a) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent") acts as investment manager and the transfer and dividend-paying agent and renders investment management and transfer and dividend-paying agency services to the Fund.
     (b) JPMorgan Chase Bank (the "Custodian") acts as custodian and renders custody services to the Fund.
     (c) Monex, Inc. (the "Agent Company" and "Distributor in Japan") acts as the Fund's Agent Company with respect to the sale of the Fund's Shares in Japan and engages in forwarding the purchase or repurchase orders for the Shares in Japan.

                          Related Parties of the Fund
                          ---------------------------

               |-------|
|--------------| Trust |------------------|
|              |-------|                  |
|       Vanguard Index Funds -            |-------------------|
|Vanguard Total Stock Market Index Fund   |                   |
|  |-----------------------------------|  |                   |
|--|            Trustees               |--|         Funds' Service Agreement
   |(Agreement and Declaration of Trust|                      |
   |-----------------------------------|                      |
             |                                                |
             |                                                |
             |                                                |
             |                          |-----------------------------|
             |                          |Investment Manager, Transfer |
             |                          | and Dividend-Paying Agent   |
             |                      |---|                             |---|
   Global Custody Agreement         |   |-----------------------------|   |
             |                      |   The Vanguard Group, Inc.          |
             |                      |    * Investment Manager             |
             |                      |    * Transfer and Dividend-Paying   |
             |                      |      Agent                          |
             |                      |-------------------------------------|
             |                          |                       |
             |                          |                       |
             |                          |                       |
             |                          |                       |
             |                       Agent                      |
             |                       Company             Shares Distribution and
             |                       Agreement           Redemption Agreement
             |                          |                       |
             |                          |                       |
             |                          |                       |
             |                          |                       |
             |                          |                       |
             |                       |---------------------------|
             |                       |   Agent Company           |
        |------------|           |---|  Distributor in Japan     |----|
  |-----| Custodian  |-------|   |   |---------------------------|    |
  |     |------------|       |   |                                    |
  |    JP Morgan Chase Bank  |   |   Monex, Inc.                      |
  |    * Custodian           |   |   * Agent Company                  |
  |--------------------------|   |   * Distributor in Japan           |
                                 |------------------------------------|

(2)  Agreements made among Investment Manager and the Related Companies

     ------------------------------- --------------------------- ---------------------------------------------
               Assignment                    Companies                            Agreements
     ------------------------------- --------------------------- ---------------------------------------------
     (1)Investment Manager            The Vanguard Group, Inc.   * Investment management and transfer
     Transfer and Dividend-Paying                                  and dividend-paying agency services
     Agent                                                         are provided to the Fund under the
                                                                   Fourth Amended and Restated Funds'
                                                                   Service Agreement dated June 15, 2001.
     ------------------------------- --------------------------- ---------------------------------------------
     (2)Custodian                     JPMorgan Chase Bank        * Custody services to the Fund are
                                                                   provided under a Global Custody
                                                                   Agreement dated June 25, 2001 (as
                                                                   amended from time to time).
     ------------------------------- --------------------------- ---------------------------------------------
     (3)Agent Company Distributor     Monex, Inc.                * Agent Company with respect to the
     in Japan                                                      sale of the Fund's Shares in Japan
                                                                   under Agent Company Agreement amended
                                                                   February 5, 2001.

                                                                 * Forwarding the purchase or repurchase
                                                                   orders for the Shares in Japan under
                                                                   Shares Distribution and Redemption
                                                                   Agreement amended February 5, 2001.
     ------------------------------- --------------------------- ---------------------------------------------

(3)  Outline of the Trust

  ----------------------------------- ------------------------------------------
  Trust                               Vanguard Index Funds
  ----------------------------------- ------------------------------------------
  (1) Law of Place of Incorporation   The  Trust was organized as a Pennsylvania
                                      business   trust   in  1975   and  was
                                      reorganized  as a  Delaware  statutory
                                      trust  in  July  1998.  The  Trust  is
                                      registered with the SEC under the 1940
                                      Act   as   an   open-end    management
                                      investment company.
  ----------------------------------- ------------------------------------------

  ---------------------------------- ---------------------------------------------------------------------
  (2)Purpose of the Company          The Trust was established to conduct, operate, and carry on the business of a management investment company registered under the
                                     Investment Company Act of 1940 through one or more series investing primarily in securities.
  ---------------------------------- -----------------------------------------------------------------------
  (3)Amount of Capital Stock         Not applicable.
  ---------------------------------- -----------------------------------------------------------------------
  (4)History of the Company          December 31, 1975   Organization of the Trust as a
                                                         Pennsylvania business trust.
                                     July 24, 1998       Reorganization as a Delaware statutory trust.
  ---------------------------------- -----------------------------------------------------------------------
  (5)Major Shareholders              As of the date hereof, no person owned of record 5% or more of the outstanding Shares of the Fund.
  ---------------------------------- -----------------------------------------------------------------------

(D)  Outline of Laws Regulating the Fund in the Jurisdiction Where Established:
          The Trust was created under, and is subject to, the General Laws and the common law of the State of Delaware. With respect to its operations, the Fund is also subject to the Investment Company Act of 1940, as amended, the United States Internal Revenue Code, as amended, and regulations promulgated under each statute. With respect to the sale of its Shares, the Fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the "Blue Sky" laws (securities laws of the various states in the United States) and the regulations promulgated under such laws.
          The substance of the governing law is as follows:
     a. Delaware Statutory Trust Act (Delaware Code Chapter 38 et seq. ("Treatment of Delaware Statutory Trusts") NOTE: This chapter was amended, effective 9/1/2002 to change the term "business trust" to "statutory trust".
          Chapter 38 provides as follows:
          Delaware has had in effect since October 1, 1988 the Statutory Trust Act which expressly recognizes the Delaware statutory trust. The principal purpose of the Statutory Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.
          The Statutory Trust Act permits the trust agreement of a statutory trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the statutory trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions. Under the Statutory Trust Act, the beneficial owners of a Delaware statutory trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a statutory trust is managed by or under the direction of its trustees, who are not liable to the statutory trust or to any beneficial owner for the obligations of the statutory trust. The Statutory Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the statutory trust with such rights, powers and duties as are set forth herein.
          To the extent that trustees or other persons who are responsible for managing the statutory trust have duties (including fiduciary duties) and liabilities relating thereto to the statutory trust or to the beneficial owners, such persons' duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable to the statutory trust, any beneficial owner, or any trustee for their good faith reliance on the provisions of the trust agreement.
     b.   Delaware Common Law
          Common law is a non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware Statutory Trusts and trustees of such trusts.
     c.   Investment Company Act of 1940
          The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of a fund's assets and, more generally, a fund's business and conduct.
     d.   Securities Act of 1933
          The Securities Act of 1933 (the "1933 Act") regulates the sales of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.
     e.   Securities Exchange Act of 1934
          The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities markets as well as extensive regulations relating to securities dealers.
     f.   The Internal Revenue Code of 1986
          The Code provides for the qualification of a fund to be treated as a regulated investment company.
(E)  Outline of the Supervisory Authorities
          The Fund is subject to supervision by the SEC and the securities authorities of the various U.S. states.
     a.   The SEC
     (i)  Acceptance of registration applications
          (Sections 7 and 8 of the 1940 Act)
          An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

     (ii) Suspension or revocation of registration as a registered investment company (Section 8 of the 1940 Act) An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.

     (iii) Supervision of changes in trustees and officers
     (Section 9(b) of the 1940 Act)
     The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain U.S. federal securities laws.
     (iv) Examination of registration statement
          (Sections 5 and 8 of the 1933 Act)

          In order to sell Shares to the public, the Fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it does not comply with the requirements of Form N-1A, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.
     (v)  Supervision of the business
          (Section 12 of the 1940 Act)
          The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.
     (vi) Acceptance of periodic reports
          (Section 30 of the 1940 Act)
          The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

     b.   State Securities Supervisory Authorities

     (i)  Provisions concerning licenses

          Most states require brokers, dealers, securities salespersons, and certain investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.
     (ii) Provisions concerning registration of securities
          Most of the 50 states require notification of the availability of shares upon registration of a fund's shares with the SEC prior to any lawful sale or offer to sell.
     (iii) Provisions concerning prevention of fraud
          In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

2.   INVESTMENT POLICY

(A)  Investment Policies

     INVESTMENT OBJECTIVE
          The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.
     INVESTMENT STRATEGIES
          The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the Dow Jones Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund typically invests all, or substantially all, of its assets in the 1,300 largest stocks in its target index (covering nearly 95% of the Index's total market capitalization) and in a representative sample of the remainder. The Fund holds a range of securities that, in the aggregate, approximate the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

 ADVANTAGES OF INDEX FUNDS
     Index funds typically have the following characteristics:
- Variety of Investments. Vanguard index funds generally invest in the stocks or bonds of a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run, compared with actively managed funds. They have low or no research costs, and typically keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

SECURITY SELECTION
          The Fund attempts to track the investment performance of a benchmark index that measures the return of a particular market segment. The Fund uses a sampling methods of indexing, with the Fund holding a representative sample of the stocks that make up its target index.
          The following table shows the number of stocks held by the Fund, and the number of stocks in its target index as of December 31, 2003.

--------------------------------------------------------------------------------
FUND                   NUMBER OF STOCKS HELD    NUMBER OF STOCKS IN TARGET INDEX
--------------------------------------------------------------------------------
Total Stock Market Index
Fund                                   3,651                               5,216
--------------------------------------------------------------------------------
          THE FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.
          To illustrate the volatility of stock prices, the following table shows the best, worst, and average annualized total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-2003)
--------------------------------------------------------------------------------
                1 YEAR           5 YEARS          10 YEARS         20 YEARS
--------------------------------------------------------------------------------
Best             54.2%             28.6%            19.9%             17.8%
--------------------------------------------------------------------------------
Worst           -43.1             -12.4             -0.8               3.1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average          12.4              10.7             11.2              11.3
--------------------------------------------------------------------------------
          The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2003. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.7%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; investor should not regard them as an indication of future returns from either the stock market as a whole or the Fund in particular.
          Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Fund) have been more volatile than - and at times have performed quite differently from - the large cap stocks of the S&P 500 Index.
          Similarly, indexes that focus on growth stocks or value stocks will not necessarily perform in the same way as the broader S&P 500 Index. Both growth and value stocks have the potential at times to be more voltile than the broader markets.

RISK OF NONDIVERSIFICATION
          The target indexes tracked by Vanguard's U.S. Stock Index Funds include a diverse collection of stocks. Similarly, the Funds that track these indexes hold stocks of many companies across many different industries. It is possible that the Fund's target index could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, the Fund tracking such an index might no longer meet the legal definition of "diversified." (Such has been the case, from time to time, with the Growth Index Fund.) For this reason, Vanguard's U.S. Stock Index Funds are classified as "nondiversified." However, these funds, other than the Growth Index Fund, in actuality have been diversified from inception to the date of this prospectus, and Vanguard expects them to remain diversified.

OTHER INVESTMENT POLICIES AND RISKS
          The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same market segment (large-, mid-, or small-cap, growth, or value) as the current index.
          The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding a representative sample of the stocks that make up the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in non-U.S. securities.
          Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund is generally managed without regard to tax ramifications.
          To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.
(B)      Objects of Investment
          The Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

          REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased for purposes of the 1940 Act. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and is held by a custodian bank until repurchased. In addition, the board of trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement relating to the Fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
     SECURITIES LENDING. The Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the securities lent. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.
          The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities the Fund may lend to 33 1/3% of the Fund's total assets, and require that (1) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (3) the loan be made subject to termination by the Fund at any time, and (4) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The adviser will consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees, and the Fund may pay such fees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program.
          RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers.
          If a substantial market develops for a restricted security (or other illiquid investment) held by the Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While the Fund's adviser monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the adviser's liquidity determination. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the securities, and the availability of information about the security's issuer.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts and options on futures contracts are derivatives (see additional discussion above). A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indices) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.

          The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant
     (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, the Fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a "senior security" by the Fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
          An option on a futures contract (or "futures option") conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the exercise or strike price) any time before the option expires. The buyer of a call option is said to go "long" a futures contract, while the buyer of a put option is said to go "short" a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.
          A Fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, the Fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a "senior security" by the Fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
          The Fund intends to comply with the Rule 4.5 of the Commodity Futures Trading Commission, under which a mutual fund is conditionally excluded from the definition of the term "commodity pool operator.". The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

(C)  Structure of the Management
          The Vanguard Group, which begun operation in 1975, serves as adviser to the Fund through its Quantitative Equity Group. As of December 31, 2003, Vanguard served as adviser for about $501 billion in assets. Vanguard manages the funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds.
          For the fiscal year ended December 31, 2003, the advisory expenses for the Fund represented an effective annual rate of less than 0.01% of the Fund's average net assets.
          The advisor is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions under the circumstances. Also, the Fund's board of trustees may direct the advisor to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as for brokerage or research services provided to the advisor for the benefit of the Fund.
(D)  Distribution Policy:
          The Fund distributes to Shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends for the Fund generally are distributed in March, June, September, and December. Capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year.
          Investors in Japan will receive distributions of income dividends or capital gains in cash.
(E)  Investment Restrictions:

          The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's Shares. For these purposes, a "majority" of Shares means the lesser of: (i) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) more than 50% of the Fund's net assets.
     (1) BORROWING. The Fund may borrow money for temporary or emergency purposes only in an amount not to exceed 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.
     (2) COMMODITIES. The Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options, and options on stock index futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.
     (3) DIVERSIFICATION. The Fund will limit the aggregate value of all holdings (except U.S. Government and cash items, as defined under Subchapter M of the Internal Revenue Code (the Code)), each of which exceeds 5% of the Fund`s total assets, to an aggregate of 50% of such assets. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund`s total assets.
     (4) ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Fund's board of trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.
     (5) INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.
     (6) INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.
     (7) LOANS. The Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, by lending its portfolio securities, or through Vanguard's interfund lending program.
     (8) MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.
     (9) OIL, GAS, MINERALS. The Fund may not invest in oil, gas or other mineral exploration or development programs.
     (10) PLEDGING ASSETS. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.
     (11) PUTS/CALLS. The Fund may not purchase or sell put, call, straddle or spread options, except as permitted by the Fund's investment policies relating to commodities.
     (12) REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.
     (13) SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.
     (14) UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.
          Compliance with the above-mentioned investment limitations is measured at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.
          None of these limitations prevents the Fund from having an ownership interest in The Vanguard Group. As part owner of The Vanguard Group, the Fund may own securities issued by The Vanguard Group, make loans to The Vanguard Group, and contribute to The Vanguard Group's costs or other financial requirements.
          In connection with the offering of its Investor Shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund may not:
          (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;
          (2) together with other mutual funds managed by The Vanguard Group, Inc., acquire more than 50% of the outstanding voting securities of any issuer;
          (3) invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the board of trustees); and
          (4) sell securities short at any time in excess of its net asset value.

          If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as (i) Shares of the Fund are qualified for offer or sale in Japan and (ii) the undertaking is required by the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.

3.   INVESTMENT RISKS
(1)  Primary Risks

     An investment in the Fund could lose money over short or even long periods. Investors should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
     Stock market risk, which is the chance that stock prices overall will decline.
     Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, the Fund may be required to make delivery of the instruments underlying the futures positions it holds.

     The Fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.
     The Fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

     The Fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breached its agreement with the Fund or became insolvent or goes into bankruptcy. In that event, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

NON-U.S. INVESTMENTS. The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding all, substantially all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in non-U.S. securities.

CURRENCY RISK. The value of the foreign securities held by the Fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political and economic developments.

COUNTRY RISK. Because non-U.S. issuers are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain non-U.S. issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many non-U.S. countries. As a result, there is a risk that the Fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the Fund. Securities of non-U.S. issuers are generally less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain non-U.S. countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries.
     Although an advisor will endeavor to achieve most favorable execution costs for Fund's portfolio transactions in non-U.S. securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodial arrangements of the Fund's non-U.S. securities will be somewhat greater than the expenses for the Fund that invests primarily in domestic securities.
     Certain governments outside the U.S. levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable by the Fund, the non-recovered portion of non-U.S. withholding taxes will reduce the income received from the companies making up the Fund.
U.S. FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for U.S. federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the Fund.
     In order for the Fund to continue to qualify for U.S. federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of non-U.S. currencies or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.
     The Fund will distribute to Shareholders annually any net capital gains which have been recognized for U.S. federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and Shareholders will be advised on the nature of the distributions.
U.S. FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the U.S. federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. Dollar or determined by reference to the value of one or more currencies other than the U.S. Dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. Dollar by a taxpayer whose functional currency is the U.S. Dollar is also treated as a transaction subject to the special currency rules. However, non-U.S. currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, non-U.S. currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss non-U.S. currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The U.S. Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the U.S. Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the non-U.S. currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as non-U.S. equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. Dollar-denominated investments and non-U.S. currency contracts the Fund may make or enter into will be subject to the special currency rules described above.
(2) MANAGEMENT STRUCTURE FOR THE RISKS

     The Fund Compliance Group regularly reviews the Fund's investments and operations to determine that the Fund remains in compliance with all applicable regulatory requirements.

4.   FEES AND TAX
(1)  Sales charge
          No sales charge will be charged in overseas markets.
(2)  Repurchase charge
          No repurchase fee will be charged.
(3)  Management Fee, etc.:
     (a)  Trustee Fees
          The same individuals serve as Trustees of all Vanguard funds, and each fund pays a proportionate share of the Trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.
     INDEPENDENT TRUSTEES. The funds compensate their independent Trustees (i.e., the ones who are not also officers of the funds) in three ways:
          * The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.
          * The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.
          * Upon retirement (after attaining age 65 and completing five years of service), the independent Trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate arrangement. As of January 1, 2001, the opening balance of each

                                       32
               eligible Trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the Trustees' former retirement plan. Each eligible Trustee's separate account will be credited annually with interest at a rate of 7.5% until the Trustee receives his or her final distribution. Those independent Trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.
          "INTERESTED" TRUSTEE. Mr. Brennan serves as Trustee, but is not paid in this capacity. He is, however, paid in his role as Officer of The Vanguard Group, Inc.
          COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds.

                VANGUARD INDEX FUNDS TRUSTEES' COMPENSATION TABLE
-----------------------------------------------------------------------------------------------------------------
Name of Trustee          Aggregate           Pension or             Accrued Annual        Total Compensation From
                         Compensation From   Retirement Benefits    Retirement Benefit    All Vanguard Funds Paid
                         the Trust (1)       Accrued As Part of     at January 1, 2003    to Trustees (3)
                                             the Trust's Expenses   (2)
                                             (1)
-----------------------------------------------------------------------------------------------------------------
John J. Brennan                       None                   None                 None                       None
-----------------------------------------------------------------------------------------------------------------
Charles D. Ellis                   $26,532                    N/A                  N/A                   $111,000
-----------------------------------------------------------------------------------------------------------------
Rajiv L. Gupta                     $26,532                    N/A                  N/A                   $111,000
-----------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen             $26,532                 $1,065               $3,400                   $111,000
-----------------------------------------------------------------------------------------------------------------
Burton G. Malkiel                  $26,532                 $1,748              $10,500                   $111,000
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.              $26,532                 $1,288               $5,500                   $111,000
-----------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson                 $30,522                 $1,360               $7,800                   $127,700
-----------------------------------------------------------------------------------------------------------------

(1) The amounts shown in this column are based on the Trust's fiscal year ended December 31, 2003.
(2) Each Trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a Trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the Trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 118 Vanguard funds (116 in the case of Mr. Malkiel) for the 2003 calendar year.

Management Expenses
     Total Stock Market Index Fund's total annual operating expenses for Investor Shares as of December 31, 2003, were 0.20% of net assets.
     At December 31, 2003, the Fund had contributed 0.01 % of its net assets to The Vanguard Group Inc. for investment advisory, corporate management, administrative, marketing and distribution services.
     For the fiscal year ended December 31, 2003, the Fund incurred $51,104,000 of The Vanguard Group, Inc.'s management (including transfer agency), administrative, distribution and marketing expenses. The Fund incurred $113,000 in investment advisory expenses for the same period.
(4)  Other Fees, etc.:

     Account Administration Fee
          In Japan, an Account Administration Fee at an annual rate of 0.60% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of the quarter, the Account Administration Fee shall be charged in proportion to the period in which the Shareholder holds the Shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.
          The Account Administration Fee shall be calculated and collected from each Shareholder in the following manner.

          1. At the end of each calendar quarter, the Shareholder's average daily account will be calculated in respect of the Fund. This initial calculation is in Yen.

          2. A fee of one quarter of the 60 basis point annual fee will be calculated based on the average account balance so calculated. (Note that in the case of shareholder accounts which are partially or fully redeemed prior to the end of each calendar quarter, the fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.)
          3. The Distributor will first attempt to withdraw the Account Administration Fee from the Shareholder's account of Daiwa MRF (Money Reserve Fund) of Daiwa Securities Investment Trust Management Co., Ltd.
          4. If there is an insufficient balance, the Distributor will next attempt to withdraw the fee from the Shareholder's account of DKA's MMF (Money Market Fund) of Dai-ichi Kangyo Asset Management Co., Ltd., with the exception that Distributor will only withdraw from balances invested for periods greater than thirty days.

          5. If there is an insufficient balance, the Distributor will then redeem shares from the Fund in respect of which the Account Administration Fee is collected. If the Shareholder holds two or more Vanguard Funds' Shares, the Distributor will redeem shares in the following order:
               (i)  Vanguard Small-Cap Index Fund
               (ii) Vanguard Wellesley Income Fund
               (iii) Vanguard Total Stock Market Index Fund


          6. Shares are redeemed in whole amounts at a level that is necessary to fund any shortfall. The Distributor will then redeem the necessary Shares, deduct the Account Administration Fee owed by the Shareholder and return any excess proceeds to the Shareholder within four Bank Business Days following the redemption. These proceeds will then be swept by the Distributor to the Shareholder's Daiwa MRF on the following Bank Business Day.

(5)  Tax Treatment of Shareholders:

          As of the filing date of this document, the tax treatment of Shareholders in Japan shall be as follows:
     (1) Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic share investment trust.
     (2) Distributions (including differences (in terms of the fund's currency) between the redemption amount and the amount equal to capital of the fund (Hereinafter the same shall apply)) to be paid to individual unithholders from 1st January, 2004 to 31st March, 2008, will be subject to 10% withholding tax in Japan (i.e. 7% income tax and 3% local tax)(on and after 1st April, 2008, 20% (15% income tax and 5% local tax). Irrespective of the amount of distributions, unitholders may select either a non-tax reporting method or overall tax treatment under which distributions will be treated by distribution income by making a tax report. In the case of non-tax reporting method, there will be no additional tax to be levied other than the withholding tax.

     (3) In the case of corporations (excluding public corporation, etc.), only 7% income tax will be withheld (on and after 1st April, 2008, only 15% income tax will be withheld). The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.
     (4) Distributions of net investment returns such as dividends, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan. When the recently signed U.S.-Japan tax treaty enters into force (after the treaty is ratified) such distributions will be subject to withholding of U.S. federal income tax at a rate of 10%. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

     (5) When individual unitholders transfer their units or request repurchase of their units, tax will be levied as follows:
          a) An amount (Yen amount) of transfer of the units, minus an acquisition cost (Yen amount) of the unitholder, will be treated as transfer income of shares, etc. and such amount will be subject to separate tax by tax application at the rate of 10% (7% income tax and 3% local tax) until 31st December, 2007 (on and after 1st January, 2008, 20% (15% income tax and 5% local tax). If there is a profit or loss, such profit or loss may be set off by transfer profit or loss of shares, etc.
          b) Units may be handled in a "Specific Account."

     (6) In certain case, for distributions and consideration of transfer and repurchase, a report of payments will be filed with the chief of the tax office.

     This Fund will be treated as publicly offered, foreign share fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

5. STATUS OF INVESTMENT FUND

(A)  Diversification of Investment Portfolio

- VANGUARD TOTAL STOCK MARKET INDEX FUND (Includes All Share Classes)

                                                   (As of the end of April 2004)
--------------------------------------------------------------------------------
                                                                Investment Ratio
Types of Assets      Name of Country   Market Value Total Dollar         (%)
--------------------------------------------------------------------------------
Common Stocks                                     46,601,566,003           99.89
                    ------------------------------------------------------------
Preferred Stocks                                       3,114,666            0.01
                    ------------------------------------------------------------
Sub-Total                                         46,604,680,669           99.89
--------------------------------------------------------------------------------
   Cash, Deposit and Other Assets (After
        Deduction of Liabilities)                     49,815,791            0.11
--------------------------------------------------------------------------------
                Total           **                46,654,496,460          100.00
           (Net Asset Value)
--------------------------------------------------------------------------------
     ** Total Net Asset Value For Investor Shares is $26,385,239,064.38


Note:Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(B)  Results of Past Operations
     (1)  Record of Changes in Net Assets
          Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of April 2004 is as follows:
         VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES

------------------------------------------------------------------------------------------------------
                                                                                   Net Asset
                                          Total Net Asset Value                 Value per Share
------------------------------------------------------------------------------------------------------
                                           US$               Yen              US$                Yen
                                       (millions)        (millions)
------------------------------------------------------------------------------------------------------
The 3rd Fiscal Year Ended on                  786            86,735            11.37             1,255
December 31, 1994
The 4th Fiscal Year Ended on
December 31, 1995                           1,571           173,360            15.04             1,660
The 5th Fiscal Year Ended on
December 31, 1996                           3,531           389,646            17.77             1,961
The 6th Fiscal Year Ended on
December 31, 1997                           5,092           561,902            22.64             2,498
The 7th Fiscal Year Ended on
December 31, 1998                           9,308         1,027,138            27.42             3,026
The 8th Fiscal Year Ended on
December 31, 1999                          18,133         2,000,977            33.22             3,666
The 9th Fiscal Year Ended on
December 31, 2000                          19,607         2,163,632            29.26             3,229
The 10th Fiscal Year Ended on
December 31, 2001                          15,781         1,741,483            25.74             2,840
------------------------------------------------------------------------------------------------------
The 11th Fiscal Year Ended on
December 31, 2002                          14,254         1,572,929            20.07             2,215
------------------------------------------------------------------------------------------------------
The 12th Fiscal Year Ended on              24,059         2,654,911            25.99             2,868
December 31, 2003
======================================================================================================
2003 End of May                            18,211         2,009,584            22.24             2,454
                   June                    18,764         2,070,607            22.49             2,482
                   July                    19,521         2,154,142            23.02             2,540
                  August                   20,281         2,238,008            23.57             2,601
                  September                20,353         2,245,954            23.22             2,562
                  October                  22,050         2,433,218            24.64             2,719
                  November                 22,735         2,508,807            24.98             2,757
                  December                 24,059         2,654,911            25.99             2,868
2004End of January                         25,363         2,798,807            26.57             2,932
                  February                 26,233         2,894,812            26.95             2,974
                  March                    26,498         2,924,054            26.58             2,933
                  April                    26,385         2,911,585            26.02             2,871
------------------------------------------------------------------------------------------------------

(2)  Record of Distributions Paid
     Amount of distributions per Share for the following fiscal years and for each month during the current fiscal year are shown below.

      VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES
                                                      Total Distributions
--------------------------------------------------------------------------------
                                                      US$              Yen
--------------------------------------------------------------------------------
The 3rd Fiscal Year (1/1/94-12/31/94)                     0.300               33
The 4th Fiscal Year (1/1/95-12/31/95)                     0.370               41
The 5th Fiscal Year (1/1/96-12/31/96)                     0.400               44
The 6th Fiscal Year (1/1/97-12/31/97)                     0.592               65
The 7th Fiscal Year (1/1/98-12/31/98)                     0.454               50
The 8th Fiscal Year (1/1/99-12/31/99)                     0.650               72
The 9th Fiscal Year (1/1/00-12/31/00)                     0.476               53
The 10th Fiscal Year (1/1/01-12/31/01)                    0.297               33
The 11th Fiscal Year (1/1/02-12/31/02)                    0.293               32
--------------------------------------------------------------------------------
The 12th Fiscal Year (1/1/03-12/31/03)                    0.327               36
================================================================================
2003 End of  May                                       -                -
             June                                         0.070                8
             July                                      -
             August                                    -
             September                                    0.080                9
             October                                   -
             November                                  -
             December                                     0.107               12
2004  End of January                                   -
             February                                  -
             March                                        0.080                9
             April                                     -
--------------------------------------------------------------------------------

(3)  Record of Changes in Annual Return

       -------------------------------------------------------------------------
                            Fiscal Year Annual Return
       -------------------------------------------------------------------------
       3rd Fiscal Year (1/1/4 - 12/31/94)                         -0.17%
       -------------------------------------------------------------------------
       4th Fiscal Year (1/1/95 - 12/31/95)                        35.53%
       -------------------------------------------------------------------------
       5th Fiscal Year (1/1/96 - 12/31/96)                        22.14%
       -------------------------------------------------------------------------
       6th Fiscal Year (1/1/97 - 12/31/97)                        30.74%
       -------------------------------------------------------------------------
       7th Fiscal Year (1/1/98 - 12/31/98)                        23.12%
       -------------------------------------------------------------------------
       8th Fiscal Year (1/1/99 - 12/31/99)                        23.52%
       -------------------------------------------------------------------------
       9th Fiscal Year (1/1/00 - 12/31/00)                       -10.49%
       -------------------------------------------------------------------------
       10th Fiscal Year (1/1/01 - 12/31/01)                      -11.02%
       -------------------------------------------------------------------------
       11th Fiscal Year (1/1/02-12/31/02)                        -20.89%
       -------------------------------------------------------------------------
       12th Fiscal Year (1/1/03-12/31/03)                         26.14%
       -------------------------------------------------------------------------

               (Note) Annual Return (%) = 100 x (a - b) / b

                    a= Net Asset Value per share at the end of the fiscal year including total amount of distributions made during such fiscal year.

                    b= Net Asset Value per share after distribution at the end of the previous fiscal year.

(C)  Record of Sales and Repurchase

          Record of sales and repurchases as of the end of each fiscal year and number of outstanding Shares of the Fund as of the end of each fiscal year are as follows:

Total Stock Market Index Fund - Investor Shares
-----------------------------------------------

--------------------------------------------------------------------------------
                          Number of           Number of          Number of Out-
                         Shares Sold     Shares Repurchased      standing Shares
--------------------------------------------------------------------------------
The 3rd Fiscal Year          31,946            (6,692)               69,079
(1/1/94-12/31/94)              (-)               (-)                   (-)
--------------------------------------------------------------------------------
The 4th Fiscal Year          44,834            (9,484)               104,429
(1/1/95-12/31/95)            (-)                (-)                    (-)
--------------------------------------------------------------------------------
The 5th Fiscal Year          112,625          (18,391)               198,663
(1/1/96-12/31/96)            (-)                (-)                    (-)
--------------------------------------------------------------------------------
The 6th Fiscal Year          110,502          (84,266)               224,899
(1/1/97-12/31/97)            (-)                (-)                    (-)
--------------------------------------------------------------------------------
The 7th Fiscal Year          165,233          (50,676)               339,456
(1/1/98-12/31/98)            (-)                (-)                    (-)
--------------------------------------------------------------------------------
The 8th Fiscal Year          269,539          (63,119)               545,876
(1/1/99-12/31/99)            (-)                (-)                    (-)
--------------------------------------------------------------------------------
The 9th Fiscal Year          218,871          (188,753)              575,994
(1/1/00-12/31/00)            (-)                (-)                    (-)
--------------------------------------------------------------------------------
The 10th Fiscal Year         183,844          (146,839)              612,999
(1/1/01-12/31/01)           (112,665)         (14,253)               (98,412)
--------------------------------------------------------------------------------
The 11th Fiscal Year         206.210          (108,975)              710,234
(1/1/02-12/31/02)           (246,785)         (62,171)              (283,026)
--------------------------------------------------------------------------------
The 12th Fiscal Year         335,738          (120,340)              925,632
(1/1/02-12/31/02)           (118,320)         (77,925)              (323,421)
--------------------------------------------------------------------------------

(D)  Miscellaneous

(i) Total Return
     Total Return reflects the past performance and cannot be used to predict the future returns that may be achieved by the Fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

--------------------------------------------------------------------------------
past 1 month      past 1 year      past 3 years     past 5 years   since the
                                                                   establishment
--------------------------------------------------------------------------------
     -2.11%            25.86%           -0.73%           -1.09%         10.52%
--------------------------------------------------------------------------------
* The date of the establishment is April 27, 1992.

(ii) annual performance
--------------------------------------------------------------------------------
Year             Capital Return         Income Return          Total Return
--------------------------------------------------------------------------------
2003             29.50%                 1.86%                  31.35%
--------------------------------------------------------------------------------

2002             -22.03%                1.07%                  -20.96%
--------------------------------------------------------------------------------
2001             -12.03%                1.06%                  -10.97%
--------------------------------------------------------------------------------
2000             -11.52%                0.94%                  -10.57%
--------------------------------------------------------------------------------
1999             22.44%                 1.37%                  23.81%
--------------------------------------------------------------------------------
1998             21.69%                 1.57%                  23.26%
--------------------------------------------------------------------------------
1997             29.02%                 1.97%                  30.99%
--------------------------------------------------------------------------------
1996             18.91%                 2.06%                  20.96%
--------------------------------------------------------------------------------
1995             33.08%                 2.71%                  35.79%
--------------------------------------------------------------------------------
1994             -2.48%                 2.31%                  -0.17%
--------------------------------------------------------------------------------

(iii) monthly performance

-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
               NAV                    NAV                   NAV                   NAV                       NAV
               in                     in                    in                    in $                      in $
               $ (%)                  $ (%)                 $ (%)                 (%)                       (%)
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Apr. 1992      1.50     Jan. 1995     2.20    Oct. 1997     -3.40   Jul, 2000     -1.95   Apr. 2003         8.21
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
May 1992       0.69     Feb. 1995     4.04    Nov. 1997     3.33    Aug. 2000     7.28    May 2003          6.11
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Jun. 1992      -2.05    Mar. 1995     2.65    Dec. 1997     1.70    Sept. 2000    -4.67   Jun. 2003         1.43
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Jul, 1992      3.98     Apr. 1995     2.51    Jan. 1998     0.44    Oct. 2000     -2.04   Jul, 2003         2.36
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Aug. 1992      -2.20    May 1995      3.48    Feb. 1998     7.34    Nov. 2000     -9.90   Aug. 2003         2.39
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Sept. 1992     1.27     Jun. 1995     2.98    Mar. 1998     5.06    Dec. 2000     1.78    Sept. 2003        -1.15
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Oct. 1992      1.17     Jul, 1995     4.02    Apr. 1998     1.10    Jan. 2001     3.83    Oct. 2003         6.12
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Nov. 1992      4.23     Aug. 1995     1.07    May 1998      -2.71   Feb. 2001     -9.41   Nov. 2003         1.38
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Dec. 1992      1.57     Sept. 1995    3.61    Jun. 1998     3.54    Mar. 2001     -6.72   Dec. 2003         4.48
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Jan. 1993      1.01     Oct. 1995     -1.17   Jul, 1998     -2.27   Apr. 2001     8.16    Jan. 2004         2.23
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Feb. 1993      0.46     Nov. 1995     4.17    Aug. 1998     -15.65  May 2001      1.01    Feb. 2004         1.43
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Mar. 1993      2.46     Dec. 1995     1.54    Sept. 1998    6.68    Jun. 2001     -1.64   Mar. 2004         -1.07
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Apr. 1993      -2.77    Jan. 1996     2.66    Oct. 1998     7.51    Jul, 2001     -1.71   Apr. 2004         -2.11
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
May 1993       3.03     Feb. 1996     1.62    Nov. 1998     6.17    Aug. 2001     -6.00
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Jun. 1993      0.55     Mar. 1996     1.14    Dec. 1998     6.45    Sept. 2001    -9.00
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Jul, 1993      -0.27    Apr. 1996     2.41    Jan. 1999     3.65    Oct. 2001     2.52
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Aug. 1993      3.93     May 1996      2.66    Feb. 1999     -3.73   Nov. 2001     7.63
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Sept. 1993     0.01     Jun. 1996     -0.84   Mar. 1999     3.93    Dec. 2001     1.78
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Oct. 1993      1.64     Jul, 1996     -5.37   Apr. 1999     4.68    Jan. 2002     -1.24
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Nov. 1993      -1.62    Aug. 1996     3.09    May 1999      -2.00   Feb. 2002     -2.05
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Dec. 1993      1.90     Sept. 1996    5.38    Jun. 1999     5.16    Mar. 2002     4.38
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Jan. 1994      3.08     Oct. 1996     1.43    Jul, 1999     -3.20   Apr. 2002     -4.90
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Feb. 1994      -2.16    Nov. 1996     6.81    Aug. 1999     -0.92   May 2002      -1.22
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Mar. 1994      -4.52    Dec. 1996     -1.27   Sept. 1999    -2.44   Jun. 2002     -7.06
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Apr. 1994      0.89     Jan. 1997     5.46    Oct. 1999     6.29    Jul, 2002     -8.02
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
May 1994       0.97     Feb. 1997     -0.11   Nov. 1999     3.42    Aug. 2002     0.53
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Jun. 1994      -2.73    Mar. 1997     -4.45   Dec. 1999     7.59    Sept. 2002    -10.07
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Jul, 1994      3.08     Apr. 1997     4.50    Jan. 2000     -4.18   Oct. 2002     7.65
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Aug. 1994      4.39     May 1997      7.10    Feb. 2000     2.54    Nov. 2002     6.06
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Sept. 1994     -1.85    Jun. 1997     4.37    Mar. 2000     5.69    Dec. 2002     -5.57
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Oct. 1994      1.55     Jul, 1997     7.77    Apr. 2000     -5.21   Jan. 2003     -2.54
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Nov. 1994      -3.65    Aug. 1997     -3.72   May 2000      -3.41   Feb. 2003     -1.69
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------
Dec. 1994      1.23     Spt. 1997     5.77    Jun. 2000     4.42    Mar. 2003     1.09
-------------- -------- ------------- ------- ------------- ------- ------------- ------- ----------------- --------

(iv) The contents of the portfolio (as of the end of April 2004)

--------------------------------------------------------------------------------
The number of the shares                                   3,633
--------------------------------------------------------------------------------
The aggregate market value                                 27.0 billion Dollars
--------------------------------------------------------------------------------
PER                                                        22.5x
--------------------------------------------------------------------------------
PBR                                                        2.8x
--------------------------------------------------------------------------------
ROE                                                        16.0%
--------------------------------------------------------------------------------
The rate of gain                                           6.6%
--------------------------------------------------------------------------------
The fluctuation of sell and purchase                       2.0%
--------------------------------------------------------------------------------
Cash ratio                                                 0.0%
--------------------------------------------------------------------------------



(v) Risk analysis
--------------------------------------------------------------------------------
R Squared                                                  0.99
--------------------------------------------------------------------------------
Beta                                                       0.99
--------------------------------------------------------------------------------
* R Squared and Beta are calculated from trailing 36-month fund returns relative to the Standard & Poor's 500 Index.
* "R Squared" is a measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-Squared would be 1.00. If the fund's returns bore no relationship with the index's returns, its R-Squared would be 0.
* "Beta" is a measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.

6.   MANAGEMENT AND ADMINISTRATION
(A)  Outline of Management of Assets, etc.:
     A.   Valuation of Assets:
     The Fund's Share price, called its "net asset value", or NAV is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each Share class of the Fund, by the number of Fund Shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds non-U.S. securities that trade on non-U.S. markets that are open.
          Stocks held by a Vanguard fund are valued at their "market value" when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any non-U.S. securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
          When reliable market quotations are not readily available, securities are priced at their "fair-value", calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with non-U.S. securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.
B.   Procedures for Subscription (Sales):
a.   Sales in the United States

     Investors buy their Shares at the Fund's next-determined NAV after The Vanguard Group, Inc. receives their request. As long as their request is received before the close of trading on the New York Stock Exchange (generally 4 p.m., U.S. Eastern time), investors will buy their Shares at that day's NAV.

b.   Sales in Japan
     --------------
          In Japan, Shares of the Fund are offered on any Fund Business Day (i.e., any day on which the New York Stock Exchange is open for trading) when sales handling companies are open for business in Japan (with the exception of a day in which the next business day is a national holiday in Japan) during the subscription period mentioned in "8. Period of Subscription, Part I Information Concerning Securities" of the securities registration statement. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. The minimum shares to open an account shall be 5 shares.
          The issue price for Shares during the subscription period shall be, in principal, the NAV per Share next calculated after the Fund has received such application. The Trade Day in Japan is the day when the Sales Handling Company accepts the order. The payment and delivery shall be made in Yen on the fourth business day from and including the Trade Day. No sales charge is added in Japan, provided, however, that an Account Administration Fee at an annual rate of 0.60% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of each quarter, the Account Administration Fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.
          Shareholders will receive from the Sales Handling Company a trade report in exchange for the purchase price. In such case payment shall be made in Yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by the Sales Handling Company. The payment by the investor to the Distributor may be made in U.S. Dollars to the extent that the Sales Handling Companies can agree.
          In addition, the Sales Handling Companies in Japan who are members of the Japanese Securities Dealers Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than Y100,000,000 or the Shares otherwise cease to comply with the
          "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.

C.   Procedures for Repurchase of Shares:

     a.   Repurchase in the United States
          -------------------------------
          Investors can request a redemption of Shares at any time from their Fund account in any one of three ways: online, by telephone, or by mail. The transaction will be based on the Fund's next-determined Share price, subject to any special rules discussed in this document. No charge is made by the Fund for redemptions. The proceeds of a redemption may be more or less than the

          Shareholder's cost, depending on the market value of the securities held by the Fund.

     b.   Repurchase in Japan
          -------------------
          Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to a Sales Handling Company on a Fund Business Day that is also a business day of the Sales Handling Companies in Japan (with the exception of a day in which the next business day is a national holiday in Japan). The Sales Handling Company shall send such requests to The Vanguard Group, Inc. One share is acceptable as the minimum redemption amount.
          The price a Shareholder in Japan will receive is the NAV next calculated after the Fund receives the repurchase request from the Sales Handling Company. The payment of the price shall be made in Yen through the Sales Handling Companies pursuant to the Contracts or, if the Sales Handling Companies agree, in U.S. Dollars. The payment for repurchase proceeds shall be made on the fourth business day of the Sales Handling Companies in Japan from and including the Trade Day. Although the Account Administration Fee is funded from a Shareholder's account of Daiwa MRF and then DKA's MMF (balances invested for periods greater than thirty days), if there is an insufficient balance, the Distributor may redeem the Shareholder's Shares in the Fund or Funds in which the Shareholder is invested. If the Shareholder holds Shares in more than one Fund the Distributor shall redeem Shares in the following order:
               (i)  Vanguard Small-Cap Index Fund
               (ii) Vanguard Wellesley Income Fund
               (iii) Vanguard Total Stock Market Index Fund

          Please refer to "4. FEES AND TAX (4) Other Fees, etc.:" in detail.

D.   Suspension of Repurchase:

          The Fund may suspend redemption privileges and/or postpone the date of payment for redeemed shares (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets, and (iii) for such other periods as the SEC may permit.

               The Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. No charge is made by the Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

E.   Conversion of Shares

          In Japan, Shares cannot be converted to securities of other classes or series' of the Trust.

F.   Custody of Shares:

          To eliminate the need for safekeeping, the Fund will not issue certificates for Shares.

G.   Duration of Existence:

          Unless terminated as provided in the Agreement and Declaration of the Trust, the Trust shall continue without limitation of time.

H.   Accounting Year:

          The accounts of the Fund will be closed each year on December 31.

I.   Miscellaneous:
(1)  Dissolution:
          The Trust may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders. Any series may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders of that series.
(2)  Agreement and Declaration of Trust:
          Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the State of Delaware. The Agreement and Declaration of Trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office. Any such restatement and/or amendment thereto shall be effective immediately upon execution and approval. The Trust's Certificate of Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein.
          In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.
(B)  Outline of Disclosure System:
(1)  Disclosure in U.S.A.:
     (i)  Disclosure to Shareholders

          In accordance with the 1940 Act, the Fund is required to send to its Shareholders annual and semi-annual reports containing financial information.
     (ii) Disclosure to the SEC
          The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1940 Act.
(2)  Disclosure in Japan:
     a.   Disclosure to the Supervisory Authority
     (i)  Disclosure Required under the Securities and Exchange Law:
          When the Trustees intend to offer the Shares of the Fund amounting to 100 million Yen or more in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance the securities registration statement together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.
          The Sales Handling Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statement. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.
     (ii) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies
          If the Management Company conducts business of offering for sale Shares of the Fund, it must file in advance the prescribed matters of the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law
          No.198, 1951) (hereinafter referred to as the "Investment Trusts Law"). In addition, if the Management Company amends the Agreement and Declaration of Trust, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Trustees must prepare the Management Report on the prescribed matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.
     b.   Disclosure to Japanese Shareholders:
          If the Management Company makes any amendment to the Agreement and Declaration of Trust, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver the written documents containing the above matters to the Shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the Shareholders in Japan, the relevant public notice is not required to be given.

                  The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Sales Handling Companies. The above-described Management Report on the Fund will be sent to the Shareholders known in Japan.

(C) Rights of Shareholders:
 (1) Rights of Shareholders:
                  Shareholders in Japan must generally register their Shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the Sales Handling Company. Shareholders in Japan may have the Sales Handling Companies exercise their rights on their behalf in accordance with the Contract with the Sales Handling Companies.
                  Shareholders in Japan who do not entrust the custody of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
                  The major rights enjoyed by Shareholders are as follows:
         (i)      Voting rights
          Shareholders of the Fund are entitled to vote on a matter if: (i) a Shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Agreement and Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Shares; or (iii) the Trustees determine that it is necessary or desirable to obtain a Shareholder vote. The 1940 Act requires a Shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of Shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Unless otherwise required by applicable law, Shareholders of the Fund receive one vote for each U.S. Dollar of net asset value owned on the record date, and a fractional vote for each fractional Dollar of net asset value owned on the record date. However, only the Shares of the Fund affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are non-cumulative and cannot be modified without a majority vote.
          Shareholders in Japan are entitled to receive from the Sales Handling Companies pursuant to the Account Agreement to be entered between a Sales Handling Company and a Shareholder notices of the Fund, whereby Shareholders have the Sales Handling Company exercise their voting rights.
     (ii) Repurchase rights
          Shareholders are entitled to request repurchase of Shares at the Shares' Net Asset Value.
     (iii) Rights to receive dividends
          The Shareholders of the Fund are entitled to receive any dividends or other distributions declared by the Fund. No Shares have priority or preference over any other Shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid ratably to all Shareholders of the Fund (or class) according to the number of Shares of the Fund (or class) held by Shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the net asset values of the classes and the way that expenses are allocated between share classes pursuant to a multiple class plan.
     (iv) Right to receive distributions upon dissolution Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of Shares then held by them, except as otherwise required.
     (v) Right to inspect accounting books and the like Shareholders are entitled to inspect the Agreement and Declaration of Trust, and at the discretion of the Court, the accounting books and the minutes of any Shareholders' meetings.
     (vi) Right to Transfer Shares Shares are transferable within Japan to Japanese investors without restriction except as limited by applicable law.

(B)  Foreign Exchange Control in U.S.A.:
          In  the  United  States,   there  are  no  foreign   exchange  control
     restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(C)  Agent in Japan:

          Mori, Hamada & Matsumoto
          JFE Building
          1-2, Marunouchi 2-chome
          Chiyoda-ku, Tokyo
          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:

(1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA, and
(2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
          The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan of the public offering concerned as well as for the continuous disclosure and filing the notification with the Commissioner of the Financial Services Agency is the following person:

          Ken Miura
          Attorneys-at-law
          Mori, Hamada & Matsumoto
          JFE Building
          1-2, Marunouchi 2-chome
          Chiyoda-ku, Tokyo

(D)  Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo

II.  FINANCIAL CONDITIONS OF THE FUND

1.   FINANCIAL STATEMENTS

a. The following financial statements in the Japanese language of the Fund for the recent two years are the translations into the Japanese language of its original audited financial statements prepared by the Fund (except for Japanese Yen amount converted). These translations are incorporated into this document by application of the proviso of the Article 127-5 of the "Regulations Concerning the Terms, Forms and Methods of Preparation of Financial Statements, Etc. (Ministry of Finance Ordinance No. 59 of 1963)" in accordance with the "Ministerial Ordinance re: Disclosure of Information, Etc. of the Specified Securities (Ministry of Finance Ordinance No. 22 of 1993)".

     The above original financial statements of the Fund are audited by PricewaterhouseCoopers LLP who are the auditors in the Fund's home country. Its audit reports are obtained as shown on the following pages.

b.   The  original  financial  statements  of the  Fund  are  expressed  in U.S.
     Dollars. The Japanese translations of the financial statements contain certain Japanese Yen amounts converted. Such conversion is made at the rate which is the mean of T.T. selling and buying exchange rates vis-a-vis customers quoted by The Bank of Tokyo-Mitsubishi, Ltd. on April 30, 2004 (US$1= Y110.35). The Yen amounts are rounded in thousands.

                                                         (As of the end of April
                                                                           2004)
--------------------------------------------------------------------------------
                                                               JPY (in thousands
                                              US$              except column e.)
--------------------------------------------------------------------------------
a. Total Assets                            47,382,900,428          5,228,703,062
--------------------------------------------------------------------------------
b. Total Liabilities                          728,403,967             80,379,378
--------------------------------------------------------------------------------
c. Total Net Assets            *           46,654,496,460          5,148,323,684
            (a-b)
--------------------------------------------------------------------------------
d. Total Number of            **            1,705,401,045
    Shares Outstanding
--------------------------------------------------------------------------------
e. Net Asset Value            ***                   27.36                  3,019
    per Share (c/d)
--------------------------------------------------------------------------------

* Total Net Assets for Investor Shares =  $26,385,239,064.38
** Total Number of Shares Outstanding for Investor Shares = 1,014,151,238.370 *** Net Asset Value per Share for Investor Shares = $26.02

III. OUTLINE OF THE TRUST
1.   Outline of the Trust
(A)  Amount of Capital Stock
          Not applicable.
(B)  Structure of the Management of the Trust
          The Trustees have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by the Agreement and Declaration of Trust. The Agreement and Declaration of Trust provides that the Trustees have the power to do all things and execute all instruments as the Trustees deem necessary, proper or desirable in order to promote the interests of the Trust.
          The number of Trustees shall be from 1 to 15 as fixed from time to time by the Trustees. If any vacancies shall exist, the remaining Trustees shall fill such vacancy by appointing such other individuals as they in their discretion shall see fit. A Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of each series. The Trustees shall hold office during the lifetime of this Trust and until its termination or until he or she resigns, is removed or dies.
          The Trustees of the Trust are authorized by the Agreement and Declaration of Trust to issue Shares and to authorize the division of Shares into one or more series. The assets of each series shall irrevocably belong to that series for all purposes. The variations in the relative rights, privileges and preferences as between the different series shall be fixed and determined by the Trustees. The Trustees may authorize the division of Shares of any series into Shares of one or more classes of such series, with such variations between classes as may be approved by the Board of Trustees.

          Under the Agreement and Declaration of Trust, the Shareholders have the power, as and to the extent provided therein, to vote only (i) for the election or removal of Trustees as provided in Article IV, Section 1 of the Agreement and Declaration of Trust, and (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including Section 16(a) thereof, and
     (iii) on such other matters as the Trustees may consider necessary or desirable. Each Shareholder shall have one vote for each U.S. Dollar (and a fractional vote for each fractional Dollar) of the net asset value of each Share (including fractional Shares) held by such Shareholder on the record date on each matter submitted to a vote at a meeting of Shareholders. There shall be no cumulative voting in the election of Trustees. Votes may be made in person or by proxy. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.
          Meetings of the Shareholders may be called by the Trustees. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by delivering personally or mailing such notice not more than ninety (90), nor less than ten (10) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust.
          Except as otherwise provided by the 1940 Act or in the Agreement and Declaration of Trust, at any meeting of Shareholders, the presence in person or by proxy of the holders of record of Shares issued and outstanding and entitled to vote representing more than fifty percent of the total combined net asset value of all Shares issued and outstanding and entitled to vote shall constitute a quorum for the transaction of any business at the meeting. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt By-Laws not inconsistent with the Agreement and Declaration of Trust to provide for the conduct of the business of the Trust. The By-Laws contemplate that the Trustees shall elect a Chairman, a President, a Treasurer and a Secretary. The Trustees may elect or appoint such other officers or agents as the business of the Trust may require. The Trustees may delegate to any officer or committee the power to appoint any subordinate officers or agents. The Trustees may amend or repeal the By-Laws of the Trust to the extent such power is not reserved to the Shareholders.
          The Trustees may in their discretion provide for regular or stated meetings of the Trustees. Notice of regular or stated meetings need not be given. Meetings of the Trustees other than regular or stated meetings shall be held whenever called by the Chairman or by any Trustee. Notice of the time and place of each meeting other than regular or stated meetings shall be mailed to each Trustee at least two days before the meeting, or shall be telegraphed, cabled, or wirelessed to each Trustee, or personally delivered to him or her at least one day before the meeting.
          A majority of the Trustees present in person at any regular or special meeting of the Trustees shall constitute a quorum for the transaction of business at such meeting. Except as otherwise required by law, the Agreement and Declaration of Trust or the Trust's By-Laws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting at which a quorum is present, or by written consent of all of the Trustees.

          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers and Shareholders of the Trust under the circumstances and on the terms specified therein.
2.   Description of Business and Outline of Operation
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company, to render investment management services, JPMorgan Chase Bank, as Custodian, to hold the assets of the Fund in custody, and The Vanguard Group, Inc. to act as the Transfer and Dividend-Paying Agent.
3.   Restrictions on Transactions with Interested Parties:
          The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.
4.   Miscellaneous
     (1)  Changes of Trustees and Officers

          Trustees may be removed by, among other things, a vote of two-thirds of the outstanding Shares of each series. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate, provided, however, that the number of Trustees shall in no event be more than 15. The Trustees may elect and remove officers as they consider appropriate.
     (2) Amendment to the Agreement and Declaration of Trust The Agreement and Declaration of Trust may be restated or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office.
     (3) Litigation and Other Significant Events Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Fund is December 31.

IV.  OUTLINE OF THE OTHER RELATED COMPANIES
1.   Name, Amount of Capital and Description of Business
(A) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent")
(1)  Amount of Capital as of the end of April, 2004
     US$ 100,032,000
(2)  Description of Business
     The  Vanguard  Group,  Inc.  was  established  in 1974  under  the  laws of
     Pennsylvania and is registered as an investment adviser under the Investment Advisers Act of 1940. The Vanguard Group, Inc. was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the Shareholders of the Fund and other members of The Vanguard Group of Investment Companies (separately, the "Vanguard Funds"). The Amended and Restated Funds' Service Agreement provides that each Vanguard Fund may be called upon to invest up to 0.40% of its current net assets in The Vanguard Group, Inc. as contributions to Vanguard's capitalization, and that there is no limit on the U.S. Dollar amount that each Vanguard Fund may contribute to Vanguard's capitalization. The amounts which each of the Vanguard Funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each Vanguard Fund's relative net assets and its contribution to Vanguard's capital. At December 31, 2003, the Fund had contributed capital of U.S. $6,333,000 to The Vanguard Group, Inc. representing 0.01% of the Fund's net assets, and 6.33% of Vanguard's capitalization.
(B)  JPMorgan Chase Bank (the "Custodian")
(1)  Amount of Capital as of the end of December 2003
     US $ 46.2 billion
(2)  Description of Business

     JPMorgan Chase Bank engages in business as a financial institution.
(C)  Monex, Inc. (the "Agent Company" and the "Distributor in Japan")
(1)  Amount of Capital:
     Y6.4 billion as of the end of April, 2004.
(2)  Description of Business:
     Monex, Inc. engages in business as a securities company in Japan.
2.   Outline of Business Relationship with the Fund
(A) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent")
     The Vanguard Group, Inc. acts as investment manager and transfer and dividend-paying agent to the Fund.
(B)  JPMorgan Chase Bank (the "Custodian")
     JPMorgan Chase Bank acts as custodian and renders custody services to the Fund.
(C)  Monex, Inc. (the "Agent Company" and the "Distributor in Japan")
     Monex, Inc. acts as the Agent Company and the Distributor in Japan.
3.   Capital Relationships
          The Fund contributed to 6.33% of capitalization of The Vanguard Group, Inc. as of December 31, 2003.

V    . SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SHARES
1.   Transfer of the Shares
          The transfer agent for the Shares is The Vanguard Group, Inc., whose address is 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.
          The Japanese investors who entrust the custody of their Shares to a Sales Handling Company shall have their Shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of Shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3. There are no annual Shareholders' meetings. Special Shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.

VI.  OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE

     A.   Outline of the Investment Trusts in Delaware

     Delaware statutory trusts are governed by Chapter 38 of Title 12 of the Delaware Code. See Section I. 1(4) for a summary of the provisions contained in Chapter 38. To form a trust, a governing instrument is entered into and a certificate of trust is filed with the Secretary of State of the State of Delaware. Delaware statutory trusts are a common organizational form for U.S. registered management investment companies, commonly called "mutual funds".

     B. The System of Mutual Funds created as Delaware Statutory Trusts in Delaware

         A Delaware statutory trust is in the widest sense a business organization like a corporation or partnership. It can issue shares (beneficial interests) which may be freely transferred; the holders of such shares may receive dividends out of the income of the trust; and the management is separate from the ownership of each organization. Except to the extent otherwise provided in the governing instrument of a Delaware statutory trust, the business and affairs of a Delaware statutory trust shall be managed by or under the direction of its trustees. See section 3806 of the Delaware Statutory Trust Act.

         Additionally, as a registered investment company (mutual fund), a Delaware statutory trust is regulated by the 1940 Act and other related U.S. federal and state laws. As long as a Delaware statutory trust operates as a registered mutual fund, the shareholders of the trust derive certain rights and protections under the U.S. federal securities laws. Such federal laws prohibit all false and misleading statements or omissions of material facts from the contents of the mutual fund's registration statement filed with the SEC. Further, various securities laws contain similar prohibitions in connection with the offer, sale and advertising of mutual funds.

     (1)  Formation of a Delaware Statutory Trust

          A Delaware statutory trust is formed by a governing instrument ("Agreement and Declaration of Trust") and the filing of a certificate of trust ("Certificate of Trust") pursuant to section 3810 of the Delaware Statutory Trust Act. Property of the trust is transferred to the trustees in accordance with the Declaration, and the trustees manage and operate the trust for the benefit of the beneficial shareholders, whose shares may be freely transferred.

          The Agreement and Declaration of Trust generally contains such matters as the name of the trust, purpose, compensation to be paid to the trustees, powers and responsibilities of the trustees, shareholder meetings, rights of shareholders, payment of dividends, redemption of shares, period and termination of the trust, and the governing law of the trust.

          To become a registered mutual fund, a registration statement must be filed with the SEC under the Securities Act of 1933 and an election made under the 1940 Act.

     (2)  Issuance of Shares

          In order to issue mutual fund shares, a fund must have a prospectus which contains various items of disclosure relating to the fund and its shares, such as: the fees associated with a purchase of the fund's shares, financial information about the fund for the past five years (or for the length of time the fund has been in operation), the fund's objectives and policies, any investment restrictions, the price at which shares may be purchased, the method by which shareholders may purchase and redeem shares, dividend and tax information relating to the ownership of shares, descriptions of the fund's management and expenses paid by the fund, a description of the fund's shares and any other information the fund desires to provide potential shareholders. The regulations regarding the issuance of a mutual fund's shares are the U.S. federal securities laws, Blue Sky laws and various sections of the Internal Revenue Code. The shares may not be issued unless the fund has an effective registration statement on file with the SEC. Further, each share of stock issued by a mutual fund must be a voting share and have equal voting rights with all other outstanding voting shares.

     (3)  Management and Operation of a Mutual Fund

          Management and operation of a mutual fund is generally conducted by having an investment advisory agreement with an investment adviser. The requirements for becoming an investment adviser for a mutual fund are that the adviser must be a registered investment adviser under the Investment Advisers Act of 1940, and must have been approved by the Board of Trustees/Directors of a fund and its shareholders. The investment adviser discloses certain information to the competent supervisory authorities and the fund's shareholders, in accordance with the investment advisory agreement, with respect to the management and operation of the fund's assets.

          An advisory fee calculated in accordance with the net asset value of the fund is paid to the investment adviser. An investment adviser generally executes an investment advisory agreement with a fund relating to the investment and reinvestment of the fund's assets. Such investment and reinvestment must be conducted subject to the investment objectives and restrictions provided for in the prospectus and other governing instruments.

a.   Valuation of Assets

     The fund's net asset value per share is calculated each business day of the fund, and it is furnished to the National Association of Securities Dealers, Inc. (the "NASD"). Major newspapers in the United States obtain the information from the NASD and report such information on a daily basis. The total net asset value of the fund is determined by subtracting the fund's total liabilities from its total assets. The net asset value per share of the fund is determined by dividing the fund's net assets by the total number of shares outstanding at the time of calculation.

b.   Sale, Redemption and Custody of Shares

     (i) The purchase price of a fund's shares will be the net asset value per share next computed after receipt of the sales order by the fund plus the sales charge, if applicable. Such purchase price is set forth in the prospectus.

     (ii) Redemption of shares shall be made for one share or its multiple, and the redemption price per share shall be the net asset value per share next computed after receipt by the fund of the order and share certificate if share certificates have been issued. Subject to certain rules of the SEC, the fund may suspend the right of redemption temporarily. The principal underwriter may charge fees upon such redemption.

     (iii) Custody of Shares

          Investors' shares are usually held in book entry form by the fund's transfer agent. Certificates for shares are issued only on request of the shareholder, if available. The transfer agent will furnish such shareholders with detailed statements of their accounts. In cases where certificates for shares have been issued to investors, such
          certificates   for   shares  are   usually  in  the   custody  of  the
          shareholders.

c.   Outline of Disclosure Requirements

(i)  Disclosure to shareholders

     In accordance with the 1940 Act, a fund sends to its shareholders annual and semi-annual reports relating to its operations that contain financial information.

(ii) Disclosure to the SEC

     Pursuant to the 1940 Act, a fund reports details of its financial condition and business operations to the SEC by annual and semi-annual reports.

d.   Shareholders' Rights and Procedures for the Exercise Thereof

     Shareholders must be registered with a fund in order to exercise shareholders' rights directly against the fund. The representative right afforded to shareholders is the voting right. Other rights include the right to receive dividends, the right to receive distributions upon dissolution, the right to inspect accounting books and the like, the right to transfer shares, and other rights with respect to the U.S. registration statement (including the prospectus).

     (i)  Voting rights

     Shareholders are entitled to one vote for each dollar of net asset value (determined as of the applicable record date) and a proportionate fractional vote for each fractional dollar amount owned with respect to any matter Shareholders are entitled to vote under the fund's Declaration of Trust, By-laws or any applicable law. Voting rights shall be exercised at a shareholders meeting, or without meeting if a consent in writing setting forth such action is signed by the shareholders entitled to vote on a subject matter thereof holding a majority of the shares entitled to vote thereon. Shareholders' meetings shall be convened by the trustees or such other persons as specified in the fund's By-laws, and the meeting shall be held at the head office of the fund or such other place as the trustees may designate. Shareholders representing more than 50% of the outstanding shares entitled to vote being present (including those present by proxy) shall constitute a quorum unless otherwise provided for in any applicable statutes, rules and regulations, and, except as otherwise provided by law, the fund's Declaration of Trust, or By-laws, approval of a matter is given by vote (including vote by proxy) of a majority of the shares present and entitled to vote.

     (ii) Redemption rights

          Shareholders are entitled to request redemption of shares at their net asset value at any time, provided that the fund may suspend the right of redemption temporarily during the periods subject to the rules of the SEC under the 1940 Act.

     (iii) Right to receive dividends

          Shareholders are entitled to receive any declared distributions for each share held by them. Record dates are designated for the payment of distributions and payments are usually made during the months in which the record date falls or in the following month.

     (iv) Right to receive distributions upon dissolution

          Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them.

     (v)  Right to inspect accounting books and the like

          Shareholders are entitled to inspect the Agreement and Declaration of Trust and, subject to the discretion of the court, the fund's accounting books and minutes of shareholders' meetings.

     (vi) Right to transfer shares

          Shares are transferable without restriction.

     (vii) Rights with respect to the U.S. registration statement

          The Securities Act of 1933 provides that if any effective part of the registration statement contains an untrue statement of material fact or omits to state a material fact required to be stated therein or necessary to make the statement therein not misleading, any person acquiring such security may sue every person who signed the registration statement, every person who was a trustee (or person performing similar functions) of the issuer at the time of filing of the registration statement, certain other persons who prepared any part of the registration statement and every underwriter with respect to such security.

e.   Related Company and Others

     (i)  Investment management company

          The investment management company shall manage and operate the assets of a fund subject to the terms of the investment advisory agreement and the fund's investment objectives and restrictions. The requirements for becoming an investment management company are that the manager must be a registered investment adviser under the Investment Advisers Act of 1940 and must have been approved by the Board of Trustees/Directors of a fund and its shareholders.

     (ii) Investment adviser

          The investment adviser is usually the investment management company which ordinarily sponsors or organizes the mutual fund. The duties of the investment adviser are similar to those of the investment management company and include the management of the fund's investments and performance of certain administrative, clerical, bookkeeping and accounting services as set forth in the investment advisory agreement.

     (iii) Underwriter-distributor

          The underwriter-distributor is usually connected with the investment adviser. Frequently, the underwriter-distributor is a subsidiary of the investment adviser. The underwriter-distributor must register as a broker-dealer with the SEC and must join the NASD.

     (iv) Custodian

          The mutual fund usually appoints a bank to hold its securities and other assets as custodian. The requirements for becoming a custodian of a mutual fund are that the entity be either a bank having aggregate capital, surplus and undivided profits of not less than U.S.$500,000, be a member of a national securities exchange, or be a central certificate depositary established by a national securities exchange or a registered national securities association. A mutual fund may act as its own custodian under certain circumstances.

f.   Governing Laws and Competent Authorities

(i) Governing laws regarding the creation and operation of a mutual fund created as a Delaware statutory trust

          A Delaware statutory trust is created under the laws of the State of Delaware and is subject to the laws of that state. With respect to its operation as a mutual fund, it is also subject to the 1940 Act, the United States Internal Revenue Code, and regulations promulgated under each statute. With respect to the sale of its shares, the fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the Blue Sky laws (state securities laws of the various states in the U.S.) and the regulations promulgated under said law. In addition, a Delaware statutory trust and its trustees may be subject to common law principles established through judicial decisions.

     The substance of the governing law is as follows:


          Delaware   Statutory   Trust  Act   (Delaware   Code   Chapter  38  et
          seq.("Treatment of Delaware Statutory Trusts")) Chapter 38 provides as follows:

          Delaware has had in effect since October 1, 1988, the Statutory Trust Act which expressly recognizes the Delaware statutory trust. The principal purpose of the Statutory Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.

          The Statutory Trust Act permits the trust agreement of a statutory trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the statutory trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions.

          Under the Statutory Trust Act, the beneficial owners of a Delaware statutory trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a statutory trust is managed by or under the direction of its trustees, who are not liable for the obligations of the statutory trust. The Statutory Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the statutory trust with such rights, powers and duties as are set forth herein. To the extent that trustees or other persons who are responsible for managing the statutory trust have duties (including fiduciary duties) and liabilities relating thereto to the statutory trust or the beneficial owners, such persons duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provision of the trust agreement.

     Common Law

          Common law is non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware statutory trusts and trustees of such trusts.

     Investment Company Act of 1940

          The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of the fund's assets and, more generally, the fund's business and conduct.

     Securities Act of 1933

          The Securities Act of 1933 (the "1933 Act") regulates the registration of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

     Securities Exchange Act of 1934

          The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities market as well as extensive regulations relating to securities dealers.

     The Internal Revenue Code of 1986

          The Code provides for the qualification of a fund to be treated as a regulated investment company.

     (ii) Outline of the Supervisory Authorities

          A Delaware statutory trust which operates as a registered investment company is subject to supervision by the SEC and the securities authorities of the various U.S. states.

     The SEC

(a)  Acceptance of registration applications

     (Sections 7 and 8 of the 1940 Act)

          An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

(b)  Suspension or revocation of registration as a registered company

     (Section 8 of the 1940 Act)

          An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.

(c)  Supervision of changes in trustees and officers

     (Section 9(b) of the 1940 Act)

          The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain federal securities laws.

(d)  Examination of registration statement

     (Sections 5, 8 and 10 of the 1933 Act)

          In order to sell shares to the public, a fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it is defective, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.

(e)  Supervision of the business

     (Section 12 of the 1940 Act)

          The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.

(f)  Acceptance of periodic reports

     (Section 30 of the 1940 Act)

          The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

     State Securities Supervisory Authorities

(a)  Provisions concerning licenses

          Most states require brokers, dealers, securities salespersons, and investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.

(b)  Provisions concerning registration of securities

          Each of the 50 states requires notification of the availability of shares upon registration of the Fund's shares with the U.S. Securities and Exchange Commission prior to any lawful sale or offer to sell.

(c)  Provisions concerning prevention of fraud

          In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or  imprisonment,  injunction,  an order requiring  payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

g.   Dissolution, Termination, etc.

     (i)  Dissolution and termination

          Under the Delaware Statutory Trust Act, the dissolution and termination of a statutory trust are governed by the Agreement and Declaration of Trust. Subject to the terms of the Agreement and Declaration of Trust and applicable securities laws, dissolution and termination may require approval of the trust's Board of Trustees, notification of shareholders and the filing of appropriate documents with the SEC. To liquidate a trust, all of the assets of the trust must be distributed to its creditors and shareholders in accordance with applicable law.

     (ii) Amendments to the trust agreements

          Amendments to the Agreement and Declaration of Trust of a statutory trust are governed by the terms of the Agreement and Declaration of Trust and applicable securities laws and, subject to the terms of the applicable Agreement and Declaration of Trust and securities laws, may be made by vote or with the written consent of the trustees and, as to some matters which might have detrimental effects upon the shareholders, by approval of the holders of a majority of the outstanding shares.

h.   Taxation of the Delaware statutory trust

          If a fund complied with the conditions contained in Section 851 of the Internal Revenue Code, the fund is qualified as a regulated investment company, and distributes all of its net investment income and net capital gains, if any, to shareholders annually. Thus it will be relieved of any federal income tax liability. Income dividends and net short-term gains distributions received by shareholders are taxable as ordinary income and net long-term gains are taxable as capital gains regardless of how long the shareholder has held the shares of the fund.

VII. REFERENCE INFORMATION

          The following documents were filed with the Director of Kanto Local Finance Bureau in connection with the Fund.

          June 30, 2003:      Securities Registration Statement
                              Annual Securities Report
          September 30, 2003: Semi-annual Report
                              Amendment to the Securities Registration Statement
          December 26. 2003: Amendment to the Securities Registration Statement April 13, 2004: Amendment to the Securities Registration Statement

[Translation]

                                                                     [MHM Final]

                        SECURITIES REGISTRATION STATEMENT



                            ANNUAL SECURITIES REPORT



                            (THE 43RD ACCOUNT PERIOD)
                              FROM: JANUARY 1, 2003
                              TO: DECEMBER 31, 2003






                              VANGUARD INDEX FUNDS

                         - VANGUARD SMALL CAP INDEX FUND

[Translation]




                        SECURITIES REGISTRATION STATEMENT






                              VANGUARD INDEX FUNDS

                         - VANGUARD SMALL CAP INDEX FUND

                        SECURITIES REGISTRATION STATEMENT

TO: DIRECTOR OF KANTO LOCAL FINANCE BUREAU

                                               Filing Date of SRS: June 30, 2004

NAME OF THE  REGISTRANT  TRUST:           VANGUARD INDEX FUNDS - VANGUARD
                                          SMALL CAP INDEX FUND

NAME OF TRUSTEES:                         John J. Brennan, Chairman and Chief
                                          Executive Officer

ADDRESS OF PRINCIPAL OFFICE:              100 Vanguard Boulevard,
                                          Malvern, Pennsylvania 19355
                                          U.S.A.

NAME AND TITLE OF REGISTRATION AGENT:     Ken Miura
                                          Attorney-at-Law
                                          Signature [Ken Miura]
                                          ---------------------------------
                                               (Seal)

ADDRESS OR PLACE OF BUSINESS              Mori Hamada & Matsumoto
                                          JFE Building
                                          1-2, Marunouchi 1-chome
                                          Chiyoda-ku, Tokyo

NAME OF LIAISON CONTACT:                  Akihito Miyake
                                          Attorney-at-Law

PLACE OF LIAISON CONTACT:                 Mori Hamada & Matsumoto
                                          JFE Building
                                          1-2, Marunouchi 1-chome
                                          Chiyoda-ku, Tokyo

PHONE NUMBER:                             03-6212-8316


                    PUBLIC OFFERING OR SALE FOR REGISTRATION
                   ------------------------------------------

NAME OF THE FUND  MAKING  PUBLIC          VANGUARD  INDEX  FUNDS VANGUARD
OFFERING  OF FOREIGN -                    SMALL CAP INDEX FUND
INVESTMENT FUND SHARES:

Aggregate  Amount  of  Foreign            Registered Shares with par  value
Investment  Fund Shares to be             $0.001 per Share Shares of Vanguard
Offered                                   Small-Cap Index Fund will be offered.

                                          Up to 43,600,000 Shares

                                          In  respect of 43,600,000 Shares,
                                          up to the total  amount aggregating
                                          the amounts calculated  by multiplying
                                          the respective approximate issue price
                                          per Share by the respective  number of
                                          Shares (The  approximate of the limit:
                                          U.S.$ 1 billion (approximately(Y)110.4
                                          billion))

     Note 1: The total amount of issue price during Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of April 2004 ($22.94) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (43,600,000).

     Note 2: The Yen amount is translated for convenience at the rate of $1.00 =
          (Y) 110.35 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on April 30, 2004). The same applies hereafter.

               Places where a copy of this Securities Registration
               ---------------------------------------------------
                  Statement is available for Public Inspection
                  ---------------------------------------------

                                 Not applicable.

                                 C O N T E N T S
                                -----------------
                                                                            THIS
                                                                         ENGLISH
                                                                     TRANSLATION

PART I.   INFORMATION CONCERNING SECURITIES                   1


PART II.  INFORMATION CONCERNING THE FUND                     6

I.   DESCRIPTION OF THE FUND                                  6

II.  FINANCIAL CONDITIONS OF THE FUND                         6

III. MISCELLANEOUS                                            6

IV.  SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SHARES                           6


PART III. SPECIAL INFORMATION                                 7

I.   OUTLINE OF THE TRUST                                     7

II   OUTLINE OF THE OTHER RELATED COMPANIES                   7

III. OUTLINE OF THE SYSTEM OF INVESTMENT
     TRUSTS IN DELAWARE                                       7

IV.  FORM OF FOREIGN INVESTMENT FUND SHARES                   7

PART I.  INFORMATION CONCERNING SECURITIES

1.   NAME OF FUND:        Vanguard  Index  Funds - VANGUARD SMALL CAP INDEX FUND
                          (hereinafter referred to as the "Fund") The Units are additional offering type ("Tsuikagata").

2.   NATURE  OF  FOREIGN  Investor  Shares  (hereinafter  referred  to as  the
     INVESTMENT FUND      "Shares")
     SHARE CERTIFICATES:  Registered Shares with par value $0.001 per Share.
                          Shares of Fund
                          No rating has been acquired.

3.   NUMBER OF SHARES     Vanguard  Small-Cap  Index Fund
     TO BE OFFERED FOR    Up to 43,600,000 Shares
     SALE (IN JAPAN):

4.   TOTAL AMOUNT OF      Vanguard Small-Cap Index Fund
     OFFERING PRICE:      In  respect  of  43,600,000  Shares, up to  the  total
                          amount aggregating the amounts calculated by multiplying the respective issue price per Share by the respective number of Shares(The approximate amount of the limit: U.S.$ 1 billion (approximately(Y)110.4 billion))

     Note 1:The total amount of issue price during Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of April 2004 ($22.94) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (43,600,000 shares).

     Note 2: The Yen amount is translated for convenience at the rate of $1.00 =
          (Y) 110.35 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on April 30, 2004). The same applies hereafter.

     Note 3: Since Shares are denominated in U.S. Dollars, the amounts appearing
          hereafter  are  all  Dollar  amounts  unless  otherwise   specifically
          indicated.

     Note 4: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

5.   ISSUE  PRICE:        The Net Asset Value per Share to be  calculated on  a
                          Fund Business Day immediately after an application for purchase is received by the Fund Fund Business Day is a day on which the New York Stock Exchange is open for business. A reference for Issue Price is as same as 9.
                          PLACE OF SUBSCRIPTION set forth hereinafter.

6    SALES CHARGE:        None.

                          ACCOUNT ADMINISTRATION FEE
                          --------------------------

                          Account Administration Fee at an annual rate of 0.60% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of the quarter, the Account Administration Fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.

7.   MINIMUM AMOUNT OR    Minimum Shares shall be integral multiples of 5
     NUMBER OF SHARES:    Shares.

8.   PERIOD OF            From:July 1, 2004  (Thursday)
     SUBSCRIPTION:        To: June 30, 2005 (Thursday)

                          Provided that the subscription is handled only on a Fund Business Day when sales handling companies are open for business in Japan, with the exception of a day in which the next business day is a national holiday in Japan.

9.   PLACE OF             Monex, Inc
     SUBSCRIPTION:        Pacific Century Place Marunouchi 19F, 11-1, Marunouchi
                          1-chome, Chiyoda-ku, Tokyo (the"Distributor" or "Sales
                          Handling Company")

     NOTE:The subscription is handled at the head office and the branch offices in Japan of the above-mentioned Sales Handling Company and online.

10.  DATE OF PAYMENT:     Investors  shall  pay   the  Offering   Price  to  the
                          Distributors  in Japan  within  four (4) business days
                          in   Japan  from   and  including  the  day  when  the
                          Distributors  in Japan  confirm   the   execution   of
                          the   application  (the  "Trade Day"). The total issue
                          price for each application day for subscription will be transferred in U.S. Dollars by each Distributor in Japan to the Fund's custodian within 1 Fund Business
                          Day after the  subscription date ("Payment Date").

11.  PLACE OF PAYMENT:    Monex, Inc.
                          Pacific Century Place Marunouchi 19F, 11-1, Marunouchi
                          1-chome, Chiyoda-ku, Tokyo

12.  MATTERS REGARDING
     TRANSFER AGENT:      Not applicable.

13. MISCELLANEOUS:

(A) THERE IS NO DEPOSIT FOR SUBSCRIPTION.

(B) OUTLINE OF UNDERWRITING, ETC.:

     (1) The Distributor in Japan undertakes to sell the Shares in accordance with an agreement dated August 2, 2000, as amended with The Vanguard Group, Inc. in connection with the sale of the Shares in Japan.

     (2) During the public offering period, each Distributor in Japan and Sales Handling Company will execute or forward the purchase orders and repurchase requests of the Shares received directly to the Fund's Transfer Agent. Note: Sales Handling Company means a securities agent company and/or registration agent financial institution which shall conclude the agreement with a distributor concerning agency business of Shares of the Fund, act as agent for a distributor for subscription or redemption of Shares of the Fund from investors and handle the business, etc. concerning receipt of subscription money from investors or payment of redemption proceeds to investors, etc.

     (3)  The Fund has appointed Monex, Inc. as the Agent Company in Japan.

          NOTE:"The Agent Company" shall mean a sales handling company who is a member of the Japan Securities Dealers Association ("JSDA") which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to JSDA and other Sales and Repurchase Handling Companies rendering such other services.

(C) METHOD OF SUBSCRIPTION:

          Investors who subscribe for Shares shall enter with the Distributor or Sales Handling Company an agreement concerning the foreign securities transactions. For this purpose, the Sales Handling Company shall deliver to investors an Agreement of Foreign Securities Transactions Account and investors shall submit to the Sales Handling Company an Application for opening of Transactions Account opened in accordance with such Agreement.

          The subscription amount shall be paid in Yen in principal and the Yen exchange rate shall be the rate to be determined by the Sales Handling Company based on the foreign exchange rate of the foreign exchange market in Tokyo on the Trade Day of each application.

          No   interest accrues on the subscription money.

          The subscription amount shall be paid in U.S. Dollars to the Fund's Custodian by each Distributor on the Payment Date.

(D) OFFERINGS OTHER THAN IN JAPAN:

          In parallel with the Offering, Investor Shares are offered in the United States of America.

PART II. INFORMATION CONCERNING THE FUND

I.   DESCRIPTION OF THE FUND

     The same information as I. DESCRIPTION OF THE FUND of the Annual Securities Report attached hereafter.

II.  FINANCIAL CONDITIONS OF THE FUND

     The same information as II. FINANCIAL CONDITIONS OF THE FUND of the Annual Securities Report attached hereafter.

III. MISCELLANEOUS

(A) The following documents concerning the Fund have been filed with Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan.

          June 30, 2003:     Securities Registration Statement
                             Annual Securities Report (42nd Accounting Period)
                             Amendment to Securities Registration Statement

          September 30, 2003 Semi-annual Report (During 43rd Accounting Period) December 26, 2004: Amendment to Securities Registration Statement
          April 13, 2004:    Amendment to Securities Registration Statement

(B) The ornamental design is used in cover page of the Japanese Prospectus. Outline of the Prospectus will be included at the beginning of the
     Prospectus, summarizing the content of Part I., Information on the securities, "I. Descriptions of the Fund" in Part II, Information concerning the Fund and "II. Outline of Other Related Companies" in Part III Special Information, of the SRS.
     Up-to-date information regarding "(1) Diversification of Investment Portfolio" and "(2) Results of Past Operations" of "5. Status of Investment Fund" in "I. Description of Fund" and regarding "II. Financial Conditions of the Fund" in "PART II. Information concerning the Fund", which will be available from time to time after the filing of the SRS, may be shown in the table, and such information may be shown graphically in addition to in a table form as an attachment to the Prospectus. Also, the foreign exchange rate related to the Fund may be shown.

IV. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SHARES

     The same information as V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SHARES of the Annual Securities Report attached hereafter.

PART III. SPECIAL INFORMATION

I.   OUTLINE OF THE TRUST

     The same information as III. OUTLINE OF THE MANAGEMENT COMPANYof the Annual Securities Report attached hereafter.

II.  OUTLINE OF THE OTHER RELATED COMPANIES

     The same information as IV. OUTLINE OF THE OTHER RELATED COMPANIES of the Annual Securities Report attached hereafter.

III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE

     The same information as VI. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE of the Annual Securities Report attached hereafter.

IV. FORM OF FOREIGN INVESTMENT FUND SECURITIES

     No Share certificates of the Fund shall be issued.

[Translation]


                        SECURITIES REGISTRATION STATEMENT



                            ANNUAL SECURITIES REPORT



                            (THE 43RD ACCOUNT PERIOD)
                              FROM: JANUARY 1, 2003
                              TO: DECEMBER 31, 2003






                              VANGUARD INDEX FUNDS

                         - VANGUARD SMALL CAP INDEX FUND

                            ANNUAL SECURITIES REPORT
                          (THE 43RD ACCOUNTING PERIOD)
                              FROM: JANUARY 1, 2003
                              TO: DECEMBER 31, 2003

TO:  Director of Kanto Local Finance Bureau

                                                     FILING DATE : June 30, 2004

NAME OF THE FUND          VANGUARD INDEX FUNDS - VANGUARD SMALL CAP INDEX FUND

NAME OF THE
REGISTRANT TRUST:         VANGUARD INDEX FUNDS - VANGUARD SMALL CAP INDEX FUND

NAME OF TRUSTEES:            John J. Brennan,
                             Chairman and Chief Executive Officer

ADDRESS OF PRINCIPAL OFFICE: 100 Vanguard Boulevard,
                             Malvern, Pennsylvania 19355
                             U.S.A.

NAME AND TITLE OF
REGISTRATION AGENT:          Ken Miura
                             Attorney-at-Law
                             Signature [Ken Miura]
                             --------------------------
                                      (Seal)

ADDRESS OR PLACE
OF BUSINESS                  Mori Hamada & Matsumoto
                             JFE Building
                             1-2, Marunouchi 1-chome
                             Chiyoda-ku, Tokyo

NAME OF LIAISON CONTACT:     Akihito Miyake
                             Attorney-at-Law

PLACE OF LIAISON CONTACT:    Mori Hamada & Matsumoto
                             JFE Building
                             1-2, Marunouchi 1-chome
                             Chiyoda-ku, Tokyo

PHONE NUMBER:                03-6212-8316

               Places where a copy of this Securities Registration
               ---------------------------------------------------
                  Statement is available for Public Inspection
                  --------------------------------------------

                                 Not applicable.

                                 C O N T E N T S
                                -----------------
                                                                            THIS
                                                                         ENGLISH
                                                                     TRANSLATION

I.   DESCRIPTION OF THE FUND                                              1

        l. NATURE OF THE FUND                                             1
        2. INVESTMENT POLICY                                              9
        3. INVESTMENT RISKS                                              20
        4. FEES AND TAX.                                                 25
        5. STATUS OF INVESTMENT FUND                                     31
        6. MANAGEMENT AND ADMINISTRATION                                 40

II.  FINANCIAL CONDITIONS OF THE FUND                                    51

III. OUTLINE OF THE TRUST                                                53

       1. OUTLINE OF THE TRUST                                           53

       2. DESCRIPTION OF BUSINESS AND
          OUTLINE OF OPERATION                                           55

       3. FINANCIAL CONDITIONS OF THE MANAGEMEN
          COMPANY                                                        55

       4. RESTRICTIONS ON TRANSACTIONS WITH
          INTERESTED PARTIES                                             55

       5. MISCELLANEOUS                                                  56

IV.  OUTLINE OF THE OTHER RELATED COMPANIES                              57

V.   SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SHARES                                      59

VI   OUTLINE OF THE SYSTEM OF INVESTMENT
     TRUSTS IN DELAWARE                                                  60

VII. REFERENCE INFORMATION                                               69

NOTE 1: The Yen amount is translated for  convenience at the rate of $1.00 = (Y)
     110.35 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi,

     Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on April 30, 2004). The same applies hereafter.

NOTE 2: Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.

NOTE 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

I.   DESCRIPTION OF THE FUND

     1. NATURE OF THE FUND

(1)  OBJECTS AND BASIC NATURE OF THE FUND:

          VANGUARD INDEX FUNDS - VANGUARD SMALL-CAP INDEX FUND (the "Fund") seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.

          The Fund is a sub-fund of Vanguard Index Funds (the "Trust").

          The Trust was organized as a Pennsylvania business trust in 1975 and was reorganized as a Delaware statutory trust (formerly "Delaware business trust") in July 1998. The Fund is registered with the United States Securities and Exchange Commission (the "Commission" or "SEC") under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust currently offers the following funds in Japan.

          Vanguard Small-Cap Index Fund
          Vanguard Total Stock Market Index Fund

          Each Fund offers one class of Shares (Investor Shares) in Japan. Each of the funds is registered as a nondiversified management investment company. As the market values of each fund's largest holdings rise and fall, there may be times when a fund is diversified under the Commission's standards and other times when it is not. The Trust has the ability to offer additional funds, which in turn may issue additional classes of Shares. There is no limit on the number of full and fractional Shares that may be issued for a single fund or class of Shares. There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

(2)  HISTORY OF THE TRUST:

     DECEMBER 31, 1975:   Execution of the Declaration of Trust of the Trust The
                          Trust was established as a Pennsylvania business trust
     January 23, 1998:    Execution of the Agreement and  Declaration of Trust
     July 24, 1998:       The Trust was reorganized as a Delaware statutory
                          trust
     July  19,  2002      Execution of  Amended and  Restated  Agreement and
                          Declaration of Trust

(3)  STRUCTURE OF THE FUND

(1)  STRUCTURE OF THE FUND:

     Names and related businesses of the related companies of the Fund are as follows:

                          Related Parties of the Fund
                          ---------------------------

               |-------|
|--------------| Trust |------------------|
|              |-------|                  |
|       Vanguard Index Funds -            |-------------------|
|Vanguard Small-Cap Index Fund   |                   |
|  |-----------------------------------|  |                   |
|--|            Trustees               |--|         Funds' Service Agreement
   |(Agreement and Declaration of Trust|                      |
   |-----------------------------------|                      |
             |                                                |
             |                                                |
             |                                                |
             |                          |-----------------------------|
             |                          |Investment Manager, Transfer |
             |                          | and Dividend-Paying Agent   |
             |                      |---|                             |---|
   Global Custody Agreement         |   |-----------------------------|   |
             |                      |   The Vanguard Group, Inc.          |
             |                      |    * Investment Manager             |
             |                      |    * Transfer and Dividend-Paying   |
             |                      |      Agent                          |
             |                      |-------------------------------------|
             |                          |                       |
             |                          |                       |
             |                          |                       |
             |                          |                       |
             |                       Agent                      |
             |                       Company             Shares Distribution and
             |                       Agreement           Redemption Agreement
             |                          |                       |
             |                          |                       |
             |                          |                       |
             |                          |                       |
             |                          |                       |
             |                       |---------------------------|
             |                       |   Agent Company           |
        |------------|           |---|  Distributor in Japan     |----|
  |-----| Custodian  |-------|   |   |---------------------------|    |
  |     |------------|       |   |                                    |
  |    JP Morgan Chase Bank  |   |   Monex, Inc.                      |
  |    * Custodian           |   |   * Agent Company                  |
  |--------------------------|   |   * Distributor in Japan           |
                                 |------------------------------------|

(2) The name, Role in Management of the Fund and Outline of Agreements of Affiliated Parties of the Management Company and the Fund:

       ----------------------------------------------------------------------------------------------------------
                ASSIGNMENT                      COMPANIES                            AGREEMENTS
       ----------------------------------------------------------------------------------------------------------
       (1)Investment Manager            The Vanguard Group, Inc.    o  Investment management and transfer and
          Transfer and Dividend-Paying                                 dividend-paying agency services are
          Agent                                                        provided to the Fund under the Fourth
                                                                       Amended and Restated Funds'Service
                                                                       Agreement dated June 15, 2001.
       ----------------------------------------------------------------------------------------------------------
       (2)Custodian                     JPMorgan Chase Bank         o  Custody services to the Fund are provided
                                                                       under a Global Custody Agreement dated
                                                                       June 25, 2001 (as amended from time to
                                                                       time).
       ----------------------------------------------------------------------------------------------------------
       (3)Agent Company Distributor     Monex, Inc.                 o  Agent Company with respect to the sale
          in Japan                                                     of the Fund's Shares in Japan under Agent
                                                                       Company Agreement amended February 5,2001.

                                                                    o  Forwarding the purchase or repurchase
                                                                       orders for the Shares in Japan under
                                                                       Shares Distribution and Redemption
                                                                       Agreement amended February 5, 2001.
       ----------------------------------------------------------------------------------------------------------

(3)  OUTLINE OF THE TRUST

     ---------------------------------------------------------------------------
                  TRUST                        VANGUARD INDEX FUNDS
     ---------------------------------------------------------------------------
       (1)  LAW OF PLACE OF               The  Trust was organized  as a
            INCORPORATION                 Pennsylvania business  trust in
                                          1975   and  was reorganized as a
                                          Delaware  statutory trust  in July
                                          1998.  The  Trust  is registered
                                          with the SEC under the 1940 Act as
                                          an open-end management investment
                                          company.
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
       (2)  PURPOSE OF THE                The   Trust   was established to
            COMPANY                       conduct, operate, and carry on the
                                          business of a management investment
                                          company  registered  under the
                                          Investment  Company  Act of  1940
                                          through one or more  series  investing
                                          primarily in securities.
     ---------------------------------------------------------------------------
       (3)  AMOUNT OF CAPITAL STOCK       Not applicable.
     ---------------------------------------------------------------------------
       (4)  HISTORY OF THE COMPANY        December 31, 1975
                                                  Organization of the Trust as a
                                                  Pennsylvania business trust.

                                          July 24, 1998
                                                  Reorganization as a Delaware
                                                  statutory trust.
     ---------------------------------------------------------------------------
       (5)  Major Shareholders            As of the date hereof, no person
                                          owned of record 5% or more of the
                                          outstanding Shares of the Fund.
     ---------------------------------------------------------------------------

     (4)  Outline  of  Laws  Regulating  the  Fund  in  the  Jurisdiction  Where
          Established:

          The Trust was created under, and is subject to, the General Laws and the common law of the State of Delaware. With respect to its operations, the Fund is also subject to the Investment Company Act of 1940, as amended, the United States Internal Revenue Code, as amended, and regulations promulgated under each statute. With respect to the sale of its Shares, the Fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the "Blue Sky" laws (state securities laws of the various states in the United States) and the regulations promulgated under such laws.

          The substance of the governing law is as follows:

          a. Delaware Statutory Trust Act (Delaware Code Chapter 38 et seq. ("Treatment of Delaware Statutory Trusts") NOTE: This chapter was amended, effective 9/1/2002 to change the term "business trust" to "statutory trust".
               Chapter 38 provides as follows:
               Delaware has had in effect since October 1, 1988, the Statutory Trust Act which expressly recognizes the Delaware statutory trust. The principal purpose of the Statutory Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions. The Statutory Trust Act permits the trust agreement of a statutory trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the statutory trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions.
               Under the Statutory Trust Act, the beneficial owners of a Delaware statutory trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a statutory trust is managed by or under the direction of its trustees, who are not liable to the statutory trust or to any beneficial owner for the obligations of the statutory trust. The Statutory Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the statutory trust with such rights, powers and duties as are set forth herein.
               To the extent that trustees or other persons who are responsible for managing the statutory trust have duties (including fiduciary duties) and liabilities relating thereto to the statutory trust or to the beneficial owners, such persons' duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable to the statutory trust, any beneficial owner, or any trustee for their good faith reliance on the provisions of the trust agreement.

          b.   Delaware Common Law

               Common law is a non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware are applicable to Delaware Statutory Trusts and trustees of such trusts.

          c.   Investment Company Act of 1940

               The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of a fund's assets and, more generally, a fund's business and conduct.

          d.   Securities Act of 1933

               The Securities Act of 1933 (the "1933 Act") regulates the sales of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

          e.   Securities Exchange Act of 1934

               The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities markets as well as extensive regulations relating to securities dealers.

          f.   The Internal Revenue Code of 1986

               The Code provides for the qualification of a fund to be treated as a regulated investment company.

     (5)  Outline of the Supervisory Authorities

          The Fund is subject to supervision by the SEC and the securities authorities of the various U.S. states.

          a.   The SEC

          (i) Acceptance of registration applications (Sections 7 and 8 of the 1940 Act)

               An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

          (ii) Suspension  or  revocation  of   registration   as  a  registered
               investment company (Section 8 of the 1940 Act)

               An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.

          (iii)Supervision of changes in trustees and officers

               (Section 9(b) of the 1940 Act)

               The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain U.S. federal securities laws.

          (iv) Examination of registration statement (Sections 5 and 8 of the 1933 Act)

               In order to sell Shares to the public, the Fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it does not comply with the requirements of Form N-1A, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.

          (v)  Supervision of the business (Section 12 of the 1940 Act)

               The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.

          (vi) Acceptance of periodic reports (Section 30 of the 1940 Act)

               The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

          b.   State   Securities   Supervisory   Authorities   (i)   Provisions
               concerning licenses

               Most states require brokers, dealers, securities salespersons, and certain investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.

          (ii) Provisions concerning registration of securities

               Most of the 50 states require notification of the availability of Shares upon registration of the Fund's Shares with the SEC prior to any lawful sale or offer to sell.

          (iii)Provisions concerning prevention of fraud

               In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

2. INVESTMENT POLICY

     (1)  Investment Policy:

          INVESTMENT OBJECTIVE

          The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.

   INVESTMENT STRATEGIES

          The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the MSCI US Small Cap 1750 Index, a broadly diversified index of stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     ADVANTAGES OF INDEX FUNDS

          Index funds typically have the following characteristics:

     - Variety of Investments. Vanguard index funds generally invest in the stocks or bonds of a wide variety of companies and industries. - Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

     - Low cost. Index funds are inexpensive to run compared with actively managed funds. They have low or no research costs, and typically keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

          SECURITY SELECTION

          The Fund attempts to track the investment performance of a benchmark index that measures the return of a particular market segment. The Fund uses the replication method of indexing, meaning that each Fund holds the same stocks as its target index, and in approximately the same proportions.

          The following table shows the number of stocks held by the Fund, and the number of stocks in its target index, as of December 31, 2003.

----------------------------------------------------------------------------------------------------------------
          FUND                           NUMBER OF STOCKS HELD             NUMBER OF STOCKS IN TARGET INDEX
------------------------------------- -------------------------------- -----------------------------------------
Small-Cap Index Fund                                1,756                                 1,750
------------------------------------ -------------------------------- --------------------------------------------

          THE FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average annualized total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

------------------------------------------------------------------------------------------------------------------
                                      U.S. STOCK MARKET RETURNS (1926-2003)
------------------------------------------------------------------------------------------------------------------
                                1 YEAR                5 YEARS               10 YEARS               20 YEARS
------------------------------------------------------------------------------------------------------------------
Best                             54.2%                  28.6%                 19.9%                  17.8%
------------------------------------------------------------------------------------------------------------------
Worst                           -43.1                  -12.4                  -0.8                    3.1
------------------------------------------------------------------------------------------------------------------
Average                          12.4                   10.7                  11.2                   11.3
------------------------------------------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2003. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.7%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; investors should not regard them as an indication of future returns from either the stock market as a whole or the Fund in particular.

     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Fund) have been more volatile than- and at times have performed quite differently from - the large cap stocks of the S&P 500 Index.

     Similarly, indexes that focus on growth stocks or value stocks will not necessarily perform in the same way as the broader S&P 500 Index. Both growth and value stocks have the potential at times to be more volatile than the broader markets.

          THE FUND IS ALSO SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. HISTORICALLY THESE STOCKS HAVE BEEN MORE VOLATILE IN PRICE THAN THE LARGE-CAP STOCKS THAT DOMINATE THE OVERALL MARKET, AND THEY OFTEN PERFORM QUITE DIFFERENTLY.

RISK OF NONDIVERSIFICATION

          The target indexes tracked by Vanguard's U.S. Stock Index Funds include a diverse collection of stocks. Similarly, the Funds that track these indexes hold stocks of many companies across many different industries. It is possible that the Fund's target index could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, the Fund tracking such an index might no longer meet the legal definition of "diversified." However, the Fund in actuality, has been diversified, since inception, and Vanguard expects them to continue toremain diversified.

TURNOVER RATE

          Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds), because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The turnover rate of the Fund was higher than normal for the fiscal year ending December 31, 2003, because of portfolio adjustments made when converting the Fund to a new target index.

OTHER INVESTMENT POLICIES AND RISKS

          The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same market segment as the current index. The Fund switched its target index after May 16, 2003, based upon the board of trustees' determination that this change would be in shareholders' best interests.

          The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding all, substantially all or a representative sample of the stocks that make up the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in non-U.S. securities.

          Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund is generally managed without regard to tax ramifications.

          To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

     (2)  OBJECTS OF INVESTMENT

          The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.
          REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased for purposes of the 1940 Act. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the board of trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment manager of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating the Fund.

                  The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
          SECURITIES LENDING. The Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the securities lent. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for non-US securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation. The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities the Fund may lend to 33 1/3% of the Fund's total assets, and require that (1) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (3) the loan be made subject to termination by the Fund at any time, and (4) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The adviser will consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees, and the Fund may pay such fees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

          INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.
               Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers.

               If a substantial market develops for a restricted security (or other illiquid investment) held by the Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or securities that are exempt from registration under the 1933 Act, such as commercial paper. While the Fund's advisor monitors the liquidity of restricted securities on a daily basis, the Fund's board of trustees oversees and retains ultimate responsibility for the advisor's liquidity determination. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

          FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts and options on futures contracts are derivatives. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indices) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.

               The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, the Fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a "senior security" by the Fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
               An option on a futures contract (or "futures option") conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the exercise or strike price) any time before the option expires. The buyer of a call option is said to go "long" a futures contract, while the buyer of a put option is said to go "short" a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the "premium. "Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

               A Fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, the Fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a "senior security" by the Fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements.

               The Fund intends to comply with the Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is conditionally excluded from the definition of the term "commodity pool operator". The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     (3)  Structure of the Management

               The Vanguard Group, Inc. which begun operation in 1975, serves as the manager to the Fund through its Quantitative Equity Group. As of December 31, 2003, The Vanguard Group, Inc. served as advisor for about $501 billion in assets. The Vanguard Group, Inc. manages the funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds.
               For the fiscal year ended December 31, 2003, the advisory expenses for the Fund represented an effective annual rate of approximately 0.02% of its average net assets.
               The Investment Advisor is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favourable execution for all transactions under the circumstances. Also, the Fund's board of trustees may direct the advisor to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as for brokerage or research services provided to the advisor for the benefit of the Fund.

     (4)  Distribution Policy:

                   The Fund distributes to Shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends for the Fund generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year.

               Investors in Japan will receive distributions of income or capital gains in cash.

     (5)  Investment Restrictions:

               The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's Shares. For these purposes, a "majority" of Shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) more than 50% of the Fund's net assets.

          (1) BORROWING. The Fund may borrow money for temporary or emergency purposes only in an amount not to exceed 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

          (2) COMMODITIES. The Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

          (3) DIVERSIFICATION. The Fund will limit the aggregate value of all holdings (except U.S. Government and cash items, as defined under Subchapter M of the Internal Revenue Code (the "Code")), each of which exceeds 5% of the Fund's total assets, to an aggregate of 50% of such assets. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund's total assets.

          (4) ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Trust's board of trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.

          (5) INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.

          (6) INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.


          (7) LOANS. The Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, by lending its portfolio securities, or through Vanguard's interfund lending program.

          (8) MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

          (9) OIL, GAS, MINERALS. The Fund may not invest in oil, gas or other mineral exploration or development programs.

          (10) PLEDGING ASSETS. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

          (11) PUTS/CALLS. The Fund may not purchase or sell put, call, straddle or spread options, except as permitted by the Fund's investment policies relating to commodities.

          (12) REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

          (13) SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

          (14) UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

               Compliance with the above-mentioned investment limitations is measured at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.
               None of these limitations prevents the Fund from having an ownership interest in The Vanguard Group, Inc.. As a member of The Vanguard Group, the Fund may own securities issued by The Vanguard Group, make loans to The Vanguard Group, and contribute to The Vanguard Group's costs or other financial requirements.

               In connection with the offering of its Investor Shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund may not:

          (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;

          (2) together with other mutual funds managed by The Vanguard Group, Inc., acquire more than 50% of the outstanding voting shares of any issuer;

          (3) invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the board of trustees); and

          (4) sell securities short at any time in excess of its net asset value.

               If the  undertaking  is violated,  the Fund will,  promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as (i) Shares of the Fund are qualified for offer or sale in Japan and (ii) the undertaking is required by the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.

3. INVESTMENT RISKS

(1)  RISK FACTORS

         PRIMARY RISKS

               AN INVESTMENT IN THE FUND COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Investors should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

          - Stock Market risk, which is the chance that stock prices overall will decline., Stock markets tend to more in cycles, with periods of rising prices and periods of falling prices.

          - Investment style risk, which is the chance that returns from small-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

          FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, the Fund may be required to make delivery of the instruments underlying the futures positions it holds.

               The Fund could suffer losses if it is unable to close out a futures contract or a future option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position.
          Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.
               The Fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.
               The Fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breached its agreement with the Fund or became insolvent or goes into bankruptcy. In that event, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

               NON-U.S. INVESTMENTS. The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding all, substantially all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in non-U.S. securities.
               COUNTRY RISK Because non-U.S. issuers are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain non-U.S. issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many non-U.S. countries. As a result, there is a risk that the Fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the Fund. Securities of non-U.S. issuers are generally less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government supervision and regulation of. stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain non-U.S. countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries.

               Although the advisor will endeavor to achieve most favorable execution costs for the Fund's portfolio transactions in non-U.S. securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of the Fund's non-U.S. securities will be somewhat greater than the expenses for the Fund that invests primarily in U.S. securities. .

               Certain governments outside the U.S. levy withholding taxes against dividend and interest income from non-U.S. securities. Although in some countries a portion of these taxes are recoverable by the Fund, the non-recovered portion of non-U.S. withholding taxes will reduce the income received from the companies making up the Fund.

               CURRENCY RISK. The value of the foreign securities held by the Fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political and economic developments.

          U.S. FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for U.S. federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the Fund.

               In order for the Fund to continue to qualify for U.S. federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of non-U.S. currencies or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.
               The Fund will distribute to Shareholders annually any net capital gains which have been recognized for U.S. federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and Shareholders will be advised on the nature of the distributions.

          U.S. FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the U.S. federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. Dollar or determined by reference to the value of one or more currencies other than the U.S. Dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. Dollar by a taxpayer whose functional currency is the U.S. Dollar is also treated as a transaction subject to the special currency rules. However, non-U.S. currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, non-U.S. currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss non-U.S. currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The U.S. Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the U.S. Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the non-U.S. currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as non-U.S. equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. Dollar-denominated investments and non-U.S. currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

(2)  Management Structure for the Risks

          The Fund Compliance Group regularly reviews the Fund's investments and operations to determine that the Fund remains in compliance with all applicable regulatory requirements.

4.   FEES AND TAX

     (1)  Sales charge

          (a)  Sales charge in overseas markets:
                    No   sales charge will be charged in overseas markets.

          (b)  Sales charge in Japan:
                    No   sales charge is added in Japan.

(2)      Repurchase charge

          (a)  Repurchase charge in overseas markets:
                    No   repurchase fee will be charged.

          (b)  Repurchase charge in Japan:
                    No   repurchase fee will be charged.

(3)      Management Fee, etc.:
         Trustee Fees

               The same individuals serve as Trustees of all Vanguard funds, and each fund pays a proportionate share of the Trustees' compensation. The funds also employ their Officers on a shared basis; however, Officers are compensated by Vanguard, not the funds.

          INDEPENDENT TRUSTEES. The funds compensate their independent Trustees (i.e., the ones who are not also Officers of the Trust) in three ways.

          * The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.

          * The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

          * Upon retirement (after attaining age 65 and completing five years of service), the independent Trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate arrangement. As of January 1, 2001, the opening balance of each eligible Trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the Trustees' former retirement plan. Each eligible
               Trustee's separate account will be credited annually with interest at a rate of 7.5% until the Trustee receives his or her final distribution. Those independent Trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

          "INTERESTED" TRUSTEE. Mr. Brennan serves as a Trustee, but is not paid in this capacity. He is, however, paid in his role as Officer of The Vanguard Group, Inc. COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds. .

                VANGUARD INDEX FUNDS TRUSTEES' COMPENSATION TABLE

------------------------------------------------------------------------------------------------------------------
    NAME OF TRUSTEE           AGGREGATE             PENSION OR           ACCRUED ANNUAL      TOTAL COMPENSATION
                          COMPENSATION FROM     RETIREMENT BENEFITS    RETIREMENT BENEFIT     FROM ALL VANGUARD
                            THE TRUST (1)       ACCRUED AS PART OF     AT JANUARY 1, 2003       FUNDS PAID TO
                                               THE TRUST'S EXPENSES           (2)               TRUSTEES (3)
                                                        (1)
------------------------------------------------------------------------------------------------------------------
John J. Brennan                  None                   None                  None                   None
------------------------------------------------------------------------------------------------------------------
Charles D. Ellis              $26,532                    N/A                   N/A               $111,000
------------------------------------------------------------------------------------------------------------------
Rajiv L. Gupta                $26,532                    N/A                   N/A               $111,000
------------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen        $26,532                 $1,065                $3,400               $111,000
------------------------------------------------------------------------------------------------------------------
Burton G. Malkiel             $26,532                 $1,748               $10,500               $111,000
------------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.         $26,532                 $1,288                $5,500               $111,000
------------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson            $30,522                 $1,360                $7,800               $127,700
------------------------------------------------------------------------------------------------------------------

(1) The amounts shown in this column are based on the Trust's fiscal year ended December 31, 2003.
(2) Each Trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a Trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the Trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 118 Vanguard Funds (116 in the case of Mr. Malkiel) for the 2003 calendar year.

Management Expenses

          Small-Cap Index Fund's total annual operating expenses for Investor Shares as of December 31, 2003, were 0.27% of net assets.
          At December 31, 2003, the Fund had contributed 0.02% of its net assets to The Vanguard Group Inc. for investment advisory, corporate management, administrative, marketing and distribution services.

          For the fiscal  year ended  December  31,  2003,  the Fund  incurred $
     11,281,000 of The Vanguard Group, Inc.'s management (including transfer agency), administrative, distribution and marketing expenses. The Fund incurred $ 153,000 in investment advisory expenses for the same period.

(4)  Other Expenses

     Account Administration Fee

          In Japan, an Account Administration Fee at the rate of 0.60% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of each quarter, the Account Administration Fee shall be charged in proportion to the period in which the Shareholder holds the Shares and assessed at the time of redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.

          The Account Administration Fee shall be calculated and collected from each Shareholder in the following manner.

          1. At the end of each calendar quarter, the Shareholder's average daily account will be calculated in respect of the Fund. This initial calculation is in Yen.

          2. A fee of one quarter of the 60 basis point annual fee will be calculated based on the average account balance so calculated. (Note that in the case of Shareholder accounts which are partially or fully redeemed prior to the end of each calendar quarter, the fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.)

          3. The Distributor will first attempt to withdraw the Account Administration Fee from the Shareholder's account of Daiwa MRF (Money Reserve Fund) of Daiwa Securities Investment Trust Management Co., Ltd.

          4. If there is an insufficient balance, the Distributor will next attempt to withdraw the fee from the Shareholder's account of DKA's MMF (Money Market Fund) of Dai-ichi Kangyo Asset Management Co., Ltd., with the exception that Distributor will only withdraw from balances invested for periods greater than thirty days.

          5. If there is an insufficient balance, the Distributor will then redeem shares from the Fund in respect of which the Account Administration Fee is collected. If the Shareholder holds two or more Vanguard Funds' Shares, the Distributor will redeem shares in the following order:
               (i)  Vanguard Small-Cap Index Fund
               (ii) Vanguard Wellesley Income Fund
               (iii) Vanguard Total Stock Market Index Fund

          6. Shares are redeemed in whole amounts at a level that is necessary to fund any shortfall. The Distributor will then redeem the necessary Shares, deduct the Account Administration Fee owed by the Shareholder and return any excess proceeds to the Shareholder within four Bank Business Days following the redemption. These proceeds will then be swept by the Distributor to the Shareholder's Daiwa MRF on the following Bank Business Day.

(5)  Tax Treatment of Shareholders:

          As of the filing date of this document, the tax treatment of Shareholders in Japan shall be as follows:

     (1) Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic share investment trust.

     (2) Distributions (including differences (in terms of the fund's currency) between the redemption amount and the amount equal to capital of the fund (Hereinafter the same shall apply)) to be paid to individual unithholders from 1st January, 2004 to 31st March, 2008, will be subject to 10% withholding tax in Japan (i.e. 7% income tax and 3% local tax)(on and after 1st April, 2008, 20% (15% income tax and 5% local tax). Irrespective of the amount of distributions, unitholders may select either a non-tax reporting method or overall tax treatment under which distributions will be treated by distribution income by making a tax report. In the case of non-tax reporting method, there will be no additional tax to be levied other than the withholding tax.

     (3) In the case of corporations (excluding public corporation, etc.), only 7% income tax will be withheld (on and after 1st April, 2008, only 15% income tax will be withheld). The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.

     (4) Distributions of net investment returns such as dividends, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan. When the recently signed U.S.-Japan tax treaty enters into force (after the treaty is ratified) such distributions will be subject to withholding of U.S. federal income tax at a rate of 10%. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

     (5) When individual unitholders transfer their units or request repurchase of their units, tax will be levied as follows:

          a) An amount (Yen amount) of transfer of the units, minus an acquisition cost (Yen amount) of the unitholder, will be treated as transfer income of shares, etc. and such amount will be subject to separate tax by tax application at the rate of 10% (7% income tax and 3% local tax) until 31st December, 2007 (on and after 1st January, 2008, 20% (15% income tax and 5% local tax). If there is a profit or loss, such profit or loss may be set off by transfer profit or loss of shares, etc.

          b)   Units may be handled in a "Specific Account."

     (6) In certain case, for distributions and consideration of transfer and repurchase, a report of payments will be filed with the chief of the tax office.

     This Fund will be treated as publicly offered, foreign share fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

5. STATUS OF INVESTMENT FUND

(A)  Diversification of Investment Portfolio

- VANGUARD SMALL-CAP INDEX FUND (Includes All Share Classes)

                                                   (As of the end of April 2004)
--------------------------------------------------------------------------------
                                                                INVESTMENT RATIO
TYPES OF ASSETS      NAME OF COUNTRY   MARKET VALUE TOTAL DOLLAR         (%)
--------------------------------------------------------------------------------
Common Stocks        United States              7,810,749,009.43           99.64
Preferred Stocks     United States                  7,041,818.96            0.09
--------------------------------------------------------------------------------
                                   Sub-Total    7,817,790,828.39           99.73
--------------------------------------------------------------------------------
   Cash, Deposit and Other Assets (After
        Deduction of Liabilities)                  21,541,447.48            0.27
--------------------------------------------------------------------------------
                        Total           **      7,839,332,275.87             100
                  (Net Asset Value)                   865,070.32     million JPY
--------------------------------------------------------------------------------
** Total Net Asset Value For Investor Shares = $5,299,109,128.61 as of the end of April 2004.

Note:Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(B)  Results of Past Operations

     (1)  Record of Changes in Net Assets

     Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of April, 2004 is as follows:

- VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES

----------------------------------------------------------------------------------------------------------------------------------
                                                                     TOTAL NET ASSET VALUE          NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
                                                                 US$ (MILLIONS)    YEN (MILLIONS)         US$             YEN
----------------------------------------------------------------------------------------------------------------------------------
The 34th Fiscal Year Ended on December 31, 1994
  (February 1, 1994 - December 31, 1994)                                  605           66,762           14.99           1,654
The 35th Fiscal Year Ended on December 31, 1995                           971          107,150           18.61           2,054
The 36th Fiscal Year Ended on December 31, 1996                         1,713          189,030           20.23           2,232
The 37th Fiscal Year Ended on December 31, 1997                         2,652          292,648           23.75           2,621
The 38th Fiscal Year Ended on December 31, 1998                         2,768          305,449           21.20           2,339
The 39th Fiscal Year Ended on December 31, 1999                         3,553          392,074           23.60           2,604
The 40th Fiscal Year Ended on December 31, 2000                         3,577          394,722           19.44           2,145
The 41st Fiscal Year Ended on December 31, 2001                         3,545          391,191           19.82           2,187
The 42nd Fiscal Year Ended on December 31, 2002                         2,943          324,760           15.66           1,728
----------------------------------------------------------------------------------------------------------------------------------
The 43rd Fiscal Year Ended on December 31, 2003                         4,871          537,515           22.60           2,494
==================================================================================================================================
 2003 End of  May                                                       3,401          375,300           17.91           1,976
                     June                                               3,516          387,991           18.27           2,016
                     July                                               3,776          416,682           19.25           2,124
                     August                                             4,013          442,835           20.18           2,227
                     September                                          4,015          443,055           19.85           2,190
                     October                                            4,448          490,837           21.46           2,368
                     November                                           4,698          518,424           22.27           2,457
                     December                                           4,871          537,515           22.60           2,494
 2004 End of  January                                                   5,218          575,806           23.49           2,592
                     February                                           5,334          588,607           23.81           2,627
                     March                                              5,466          603,173           24.09           2,658
                     April                                              5,299          584,745           22.94           2,531
----------------------------------------------------------------------------------------------------------------------------------

* Date of reorganization of Vanguard Small Capitalization Stock Fund into Vanguard Small-Cap Index Fund.

     (2)  Record of Distributions Paid

     Amount of distributions per Share for the following fiscal years and for each month within one year prior to the end of April 2004 are shown below.

- VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES

--------------------------------------------------------------------------------
                                                         TOTAL DISTRIBUTIONS
--------------------------------------------------------------------------------
                                                           US$              YEN
--------------------------------------------------------------------------------
The 34th Fiscal Year (2/1/94-12/31/94)                    0.590              65
The 35th Fiscal Year (1/1/95-12/31/95)                    0.680              75
The 36th Fiscal Year (1/1/96-12/31/96)                    1.710             189
The 37th Fiscal Year (1/1/97-12/31/97)                    1.389             153
The 38th Fiscal Year (1/1/98-12/31/98)                    1.854             205
The 39th Fiscal Year (1/1/99-12/31/99)                    2.347             259
The 40th Fiscal Year (1/1/00-12/31/00)                    3.285             362
The 41th Fiscal Year (1/1/01-12/31/01)                    0.225              25
The 42nd Fiscal Year (1/1/02-12/31/02)                    0.192              21
--------------------------------------------------------------------------------
The 43rd Fiscal Year (1/1/03-12/31/03)                    0.204              23
================================================================================
 2003 End of   May                                          -                -
                      June                                  -                -
                      July                                  -                -
                      August                                -                -
                      September                             -                -
                      October                               -                -
                      November                              -                -
                      December                            0.204              23
 2004 End of   January                                      -                -
                      February                              -                -
                      March                                 -                -
                      April                                 -                -
--------------------------------------------------------------------------------


(3)  Record of Changes in Annual Return

---------------------------------------------------------
     FISCAL YEAR                        ANNUAL RETURN
---------------------------------------------------------
34th Fiscal Year                           -4.06 %
 (2/1/94 - 12/31/94)
---------------------------------------------------------
35th Fiscal Year                           28.69 %
 (1/1/95 - 12/31/95)

---------------------------------------------------------
36th Fiscal Year                           17.89 %
 (1/1/96 - 12/31/96)
---------------------------------------------------------
37th Fiscal Year                           24.27 %
 (1/1/97 - 12/31/97)
---------------------------------------------------------
38th Fiscal Year                           -2.93 %
 (1/1/98 - 12/31/98)
---------------------------------------------------------

---------------------------------------------------------
39th Fiscal Year                           22.39 %
 (1/1/99 - 12/31/99)
---------------------------------------------------------
40th Fiscal Year                           -3.71 %
 (1/1/00 - 12/31/00)
---------------------------------------------------------
41st Fiscal Year                            3.11 %
 (1/1/01 - 12/31/01)
---------------------------------------------------------
42nd Fiscal Year                          -20.02 %
 (1/1/02 - 12/31/02)
---------------------------------------------------------
43rd Fiscal Year                           45.62%
 (1/1/03 - 12/31/03)
---------------------------------------------------------

(Note) Annual  Return  (%) = 100 x (a - b) / b

          a = Net Asset Value per share at the end of the fiscal year including total amount of distributions made during such fiscal year

          b = Net Asset Value per share after distribution at the end of the previous fiscal year.

(C)  Record of Sales and Repurchase

     Record of sales and repurchase as of the end of each fiscal year and number of outstanding Share of the Fund as of the end of each fiscal year are as follows.

Small-Cap Index Fund - Investor Shares
-------------------------------------------------------------------------------
                         NUMBER OF          NUMBER OF           NUMBER OF OUT-
                        SHARES SOLD    SHARES REPURCHASED       STANDING SHARES
                           (000)              (000)                  (000)
-------------------------------------------------------------------------------
The 34th Fiscal Year        13,095           (5,550)               40,390
(2/1/94-12/31/94)               (-)              (-)                   (-)
-------------------------------------------------------------------------------
The 35th Fiscal Year        18,627           (6,821)               52,196
(1/1/95-12/31/95)               (-)              (-)                   (-)
-------------------------------------------------------------------------------
The 36th Fiscal Year        43,270          (10,771)               84,695
(1/1/96-12/31/96)               (-)              (-)                   (-)
-------------------------------------------------------------------------------
The 37th Fiscal Year        54,449          (27,476)              111,668
(1/1/97-12/31/97)               (-)              (-)                   (-)
-------------------------------------------------------------------------------
The 38th Fiscal Year        52,831          (33,911)              130,588
(1/1/98-12/31/98)               (-)              (-)                   (-)
-------------------------------------------------------------------------------
The 39th Fiscal Year        61,104          (41,158)              150,533
(1/1/99-12/31/99)               (-)              (-)                   (-)
-------------------------------------------------------------------------------
The 40th Fiscal Year        84,864          (51,370)              184,027
(1/1/00-12/31/00)          (47,335)          (2,397)              (44,938)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         NUMBER OF          NUMBER OF           NUMBER OF OUT-
                        SHARES SOLD    SHARES REPURCHASED       STANDING SHARES
                           (000)              (000)                  (000)
-------------------------------------------------------------------------------
The 41st Fiscal Year        45,755          (50,931)              178,851
(1/1/01-12/31/01)          (79,715)         (20,740)             (103,913)
-------------------------------------------------------------------------------
The 42nd Fiscal Year        54,754          (45,694)              187,912
(1/1/02-12/31/02)         (151,720)         (54,234)             (201,399)
-------------------------------------------------------------------------------
The 43rd Fiscal Year        67,533          (39,926)              215,519
(1/1/03-12/31/03)          (67,490)         (79,725)             (189,164)
-------------------------------------------------------------------------------

(D)  Miscellaneous

     (i)  Total Return

          Total Return reflects the past performance and cannot be used to predict the future returns that may be achieved by the Fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

                                                                                       (as of the end of April 2004)
--------------------------------------------------------------------------------------------------------------------
   PAST 1 MONTH       PAST 1 YEAR     PAST 3 YEARS      PAST 5 YEARS     PAST 10 YEARS      SINCE THE ESTABLISHMENT*
--------------------------------------------------------------------------------------------------------------------
      -4.77%             41.58%           6.55%            7.29%            10.51%                   10.97%
--------------------------------------------------------------------------------------------------------------------
* The date of the establishment is October 3, 1960.

(ii) annual performance
--------------------------------------------------------------------------------
YEAR           CAPITAL RETURN            INCOME RETURN             TOTAL RETURN
--------------------------------------------------------------------------------
2003                44.32%                    1.31%                   45.63%
--------------------------------------------------------------------------------
2002               -20.99%                    0.97%                  -20.02%
--------------------------------------------------------------------------------
2001                 1.95%                    1.15%                    3.10%
--------------------------------------------------------------------------------
2000                -3.88%                    1.21%                   -2.67%
--------------------------------------------------------------------------------
1999                21.79%                    1.34%                   23.13%
--------------------------------------------------------------------------------
1998                -3.97%                    1.36%                   -2.61%
--------------------------------------------------------------------------------
1997                23.18%                    1.41%                   24.59%
--------------------------------------------------------------------------------
1996                16.63%                    1.48%                   18.12%
--------------------------------------------------------------------------------
1995                27.19%                    1.55%                   28.74%
--------------------------------------------------------------------------------
1994                -1.94%                    1.43%                   -0.51%
--------------------------------------------------------------------------------
1993                17.38%                    1.32%                   18.70%
--------------------------------------------------------------------------------
1992                16.69%                    1.52%                   18.20%
--------------------------------------------------------------------------------
1991                43.04%                    2.22%                   45.26%
--------------------------------------------------------------------------------
1990               -19.77%                    1.64%                  -18.13%
--------------------------------------------------------------------------------
1989                 9.43%                    1.11%                   10.54%
--------------------------------------------------------------------------------
1988                24.04%                    0.59%                   24.63%
--------------------------------------------------------------------------------
1987                -6.98%                   -0.00%                   -6.98%
--------------------------------------------------------------------------------
1986                 0.19%                   -0.00%                    0.19%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YEAR           CAPITAL RETURN            INCOME RETURN             TOTAL RETURN
--------------------------------------------------------------------------------
1985                21.47%                    1.56%                   23.03%
--------------------------------------------------------------------------------
1984               -25.17%                   -0.00%                  -25.17%
--------------------------------------------------------------------------------
1983                18.17%                   -0.00%                   18.17%
--------------------------------------------------------------------------------
1982                43.48%                    2.97%                   46.45%
--------------------------------------------------------------------------------
1981                -2.88%                    0.00%                   -2.88%
--------------------------------------------------------------------------------

(iii) monthly performance

---------------------------------------------------------------------------------------------------------
                  NET ASSET                 NET ASSET                    NET ASSET              NET ASSET
                  VALUE  IN                  VALUE IN                     VALUE IN               VALUE IN
                 DOLLAR (%)                DOLLAR (%)                   DOLLAR (%)             DOLLAR (%)
---------------------------------------------------------------------------------------------------------
June,  1990         0.27     April, 1992     -3.04         February,       -0.37       December,     2.81
                                                                1994                        1995
---------------------------------------------------------------------------------------------------------
July,  1990        -4.27       May, 1992      1.18       March, 1994       -5.07        January,     0.16
                                                                                            1996
---------------------------------------------------------------------------------------------------------
August,  1990     -12.91      June, 1992     -4.80       April, 1994        0.72       February,     3.43
                                                                                            1996
---------------------------------------------------------------------------------------------------------
September,         -8.85      July, 1992      3.58         May, 1994       -0.84     March, 1996     1.87
1990
---------------------------------------------------------------------------------------------------------
October,  1990     -5.96    August, 1992     -2.44        June, 1994       -3.26     April, 1996     5.59
---------------------------------------------------------------------------------------------------------
November,  1990     7.84      September,      1.69        July, 1994        1.75       May, 1996     3.93
                                    1992
---------------------------------------------------------------------------------------------------------
December,  1990     4.54        October,      3.17      August, 1994        5.50      June, 1996    -3.79
                                    1992
---------------------------------------------------------------------------------------------------------
January, 1991       8.58       November,      6.98        September,       -0.31      July, 1996    -8.45
                                    1992                        1994
---------------------------------------------------------------------------------------------------------
February, 1991     11.38       December,      3.36          October,       -0.38    August, 1996     5.94
                                    1992                        1994
---------------------------------------------------------------------------------------------------------
March, 1991         6.91        January,      3.77          November,      -3.92      September,     3.76
                                    1993                        1994                        1996
---------------------------------------------------------------------------------------------------------
April, 1991        -0.44       February,     -1.85         December,        2.57        October,    -1.45
                                    1993                        1994                        1996
---------------------------------------------------------------------------------------------------------
May, 1991           4.36     March, 1993      3.07          January,       -1.00       November,     4.36
                                                                1995                        1996
---------------------------------------------------------------------------------------------------------
June, 1991         -5.45     April, 1993     -2.84         February,        3.64       December,     2.41
                                                                1995                        1996
---------------------------------------------------------------------------------------------------------
July, 1991          3.69       May, 1993      4.25       March, 1995        2.15        January,     2.27
                                                                                            1997
---------------------------------------------------------------------------------------------------------
August, 1991        4.08      June, 1993      0.27       April, 1995        2.23       February,    -2.46
                                                                                            1997
---------------------------------------------------------------------------------------------------------
September, 1991     0.42      July, 1993      0.93         May, 1995        1.87     March, 1997    -4.74
---------------------------------------------------------------------------------------------------------
October, 1991       2.74    August, 1993      4.23        June, 1995        4.95     April, 1997     0.37
---------------------------------------------------------------------------------------------------------
November, 1991     -4.94      September,      2.85        July, 1995        5.82       May, 1997    11.08
                                    1993
---------------------------------------------------------------------------------------------------------
December, 1991      8.05        October,      2.59      August, 1995        2.15      June, 1997     5.24
                                    1993
---------------------------------------------------------------------------------------------------------
January, 1992       7.96       November,     -2.88        September,        1.72      July, 1997     5.43
                                    1993                        1995
---------------------------------------------------------------------------------------------------------
February, 1992      3.50       December,      3.29          October,       -4.34    August, 1997     2.24
                                    1993                        1995
---------------------------------------------------------------------------------------------------------
March, 1992        -3.38        January,      3.64          November,       3.93      September,     7.26
                                    1994                        1995                        1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
October, 1997      -4.42    August, 1999     -3.79        June, 2001        4.19     April, 2003     9.36
---------------------------------------------------------------------------------------------------------
November, 1997     -0.52      September,     -0.14        July, 2001       -5.31       May, 2003     9.54
                                    1999
---------------------------------------------------------------------------------------------------------
December, 1997      1.66        October,      0.37      August, 2001       -3.23      June, 2003     2.01
                                    1999
---------------------------------------------------------------------------------------------------------
January, 1998      -1.60       November,      5.98        September,      -13.47      July, 2003     5.36
                                    1999                        2001
---------------------------------------------------------------------------------------------------------
February, 1998      7.49       December,     11.46          October,        5.79    August, 2003     4.83
                                    1999                        2001
---------------------------------------------------------------------------------------------------------
March, 1998         4.15        January,     -1.69         November,        7.75      September,    -1.64
                                    2000                        2001                        2003
---------------------------------------------------------------------------------------------------------
April, 1998         0.50       February,     16.51         December,        6.05        October,     8.11
                                    2000                        2001                        2003
---------------------------------------------------------------------------------------------------------
May, 1998          -5.36     March, 2000     -6.69          January,       -1.06       November,     3.77
                                                                2002                        2003
---------------------------------------------------------------------------------------------------------
June, 1998         -0.16     April, 2000     -5.96         February,       -2.70       December,     2.40
                                                                2002                        2003
---------------------------------------------------------------------------------------------------------
July, 1998         -7.98       May, 2000     -5.78       March, 2002        8.02        January,     3.94
                                                                                            2003

---------------------------------------------------------------------------------------------------------
August, 1998      -19.29      June, 2000      9.29            April,        0.92       February,     1.36
                                                                2002                        2003
---------------------------------------------------------------------------------------------------------
September, 1998     7.53      July, 2000     -3.38              May,       -4.33     March, 2003     1.18
                                                                2002
---------------------------------------------------------------------------------------------------------
October, 1998       4.21    August, 2000      7.60             June,       -4.52     April, 2003    -4.77
                                                                2002
---------------------------------------------------------------------------------------------------------
November, 1998      5.31      September,     -2.98             July,      -15.05
                                    2000                        2002
---------------------------------------------------------------------------------------------------------
December, 1998      6.23        October,     -4.34      August, 2002       -0.25
                                    2000
---------------------------------------------------------------------------------------------------------
January, 1999       1.23       November,    -10.27        September,       -7.20
                                    2000                        2002
---------------------------------------------------------------------------------------------------------
February, 1999     -8.11       December,      8.61          October,        3.21
                                    2000                        2002
---------------------------------------------------------------------------------------------------------
March, 1999         1.48        January,      5.25         November,        8.88
                                    2001                        2002
---------------------------------------------------------------------------------------------------------
April, 1999         8.87       February,     -6.60         December,       -5.59
                                    2001                        2002
---------------------------------------------------------------------------------------------------------
May, 1999           1.67     March, 2001     -4.87          January,       -2.75
                                                                2003
---------------------------------------------------------------------------------------------------------
June, 1999          5.83     April, 2001      7.76         February,       -3.02
                                                                2003
---------------------------------------------------------------------------------------------------------
July, 1999         -2.24       May, 2001      2.45       March, 2003        1.22
---------------------------------------------------------------------------------------------------------

(iv) The contents of the portfolio (as of the end of April 2004)

----------------------------------------------------------------
The number of the shares                   1,728
----------------------------------------------------------------
The aggregate market value                   1.3 billion Dollars
----------------------------------------------------------------
PER                                        27.0x
----------------------------------------------------------------
PBR                                         2.3x
----------------------------------------------------------------
ROE                                        11.6%
----------------------------------------------------------------
The rate of gain                            7.0%
----------------------------------------------------------------
The fluctuation of sell and purchase       39.0%
----------------------------------------------------------------
Cash ratio                                  0.0%
----------------------------------------------------------------

(v)  Risk analysis (as of the end of April 2004)

----------------------------------------
R Squared                          1.00
----------------------------------------
Beta                               1.00
----------------------------------------
* R Squared and Beta are calculated from trailing 36-month fund returns relative to the Standard & Poor's 500 Index. * "R Squared" is a measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index or by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-Squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-Squared would be 0.
* "Beta" is a measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index or an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.

6.   MANAGEMENT AND ADMINISTRATION

(1)  Outline of Management of Assets, etc.:

(A)  Valuation of Assets:

          The Fund's Share price, called its "net asset value", or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds non-U.S. securities that trade on non-U.S. markets that are open.

          Stocks held by a Vanguard fund are valued at their "market value" when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any non-U.S. securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

          When reliable market quotations are not readily available, securities are priced at their "fair-value", calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with non-U.S. securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

(B)  Procedures for Subscription (Sales)

     a.   SALES IN THE UNITED STATES
          --------------------------

          Investors buy their Shares at the Fund's NAV determined as of their "trade date". Purchase requests received at The Vanguard Group, Inc. before the close of regular trading on the New York Stock Exchange (generally 4 p.m., U.S. Eastern time), receive a trade date of the same day, and purchase requests received after that time receive a trade date of the first business day following the date of receipt. .

     b.   SALES IN JAPAN
          --------------

          In Japan, Shares of the Fund are offered on any Fund Business Day (i.e., any day on which the New York Stock Exchange is open for trading) when sales handling companies are open for business in Japan (with the exception of a day in which the next business day is a national holiday in Japan) during the subscription period mentioned in "10. Period of Subscription, Part I Information Concerning Securities" of the securities registration statement. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. The minimum shares to open an account shall be five shares.

          The issue price for Shares during the subscription period shall be, in principal, the NAV per Share next calculated after the Fund has received such application. The Trade Day in Japan is the day when the Sales Handling Company accepts the order. The payment and delivery shall be made in Yen on the fourth business day from and including the Trade Day. No sales charge is added in Japan, provided, however, that an Account Administration Fee at an annual rate of 0.60% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of each quarter, the Account Administration Fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.

          Shareholders will receive from the Sales Handling Company a trade report in exchange for the purchase price. In such case payment shall be made in Yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by the Sales Handling Company. The payment by the investor to the Distributor may be made in U.S. Dollars to the extent that the Sales Handling Companies can agree. In addition, the Sales Handling Companies in Japan who are members of the Japan Securities Dealers Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than (Y)100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.

(C)  Procedures for Repurchase of Shares

     a.   REPURCHASE IN THE UNITED STATES
          -------------------------------

          Investors can request a redemption of Shares at any time from their Fund account in any one of three ways: online, by telephone, or by mail. Shares are redeemed at the Fund's next-determined NAV after Vanguard receives a redemption request, including any special documentation required under the circumstances. As long as the request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., U.S. Eastern time), shares are redeemed at that day's NAV. This is known as the investor's "trade date".

     b.   REPURCHASE IN JAPAN
          -------------------

          Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to the Sales Handling Company on a Fund Business Day that is also a business day of the Sales Handling Companies in Japan (with the exception of a day in which the next business day is a national holiday in Japan). The Sales Handling Company shall send such requests to The Vanguard Group, Inc. One share is acceptable as the minimum redemption amount.

          The price a Shareholder in Japan will receive is the NAV next calculated after the Fund receives the repurchase request from the Sales Handling Company. The payment of the price shall be made in Yen through the Sales Handling Companies pursuant to the Contracts or, if the Sales Handling Companies agree, in U.S. Dollars. The payment for repurchase proceeds shall be made on the fourth business day of the Sales Handling Companies in Japan from and including the Trade Day.

          Although the Account Administration Fee is funded from a Shareholder's account of Daiwa MRF and then DKA's MMF (balances invested for periods greater than thirty-days), if there is an insufficient balance, the Distributor may redeem Shareholder's Shares in the Fund or Funds in which the Shareholder is invested. If the Shareholder holds Shares in more than one Fund the Distributor shall redeem Shares in the following order:

               (i) Vanguard Small-Cap Index Fund
               (ii) Vanguard Wellesley Income Fund
               (iii) Vanguard Total Stock Market Index Fund

          Please refer to "3. Management Structure, (A) Outline of Management of Assets, etc., 3. Management Fee, etc., (c) Account Administration Fee" in detail.

(D)  Suspension of Repurchase:

          The Fund may suspend redemption privileges or postpone the date of payment for redeemed shares (i) during any period that the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists, as defined by the rules of the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets, and (iii) for such other periods as the SEC may permit.

          The Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. No charge is made by the Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

(E)  Conversion of Shares

          In Japan, Shares cannot be converted to securities of other classes or series of the Trust.

(F)  Custody of Shares:

          To eliminate the need for safekeeping, the Fund will not issue certificates for Shares.

(G)  Duration of existence:

          Unless terminated as provided in the Agreement and Declaration of the Trust, the Trust shall continue without limitation of time.

(H)  Fiscal Year:

          The accounts of the Fund will be closed each year on December 31.

(I)  Miscellaneous:

(1)  Dissolution

          The Trust may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders. Any series may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders of that series.

(2) The procedures concerning the changes of contracts between the related companies

     (i)  Agreement and Declaration of Trust:

          Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the State of Delaware. The Agreement and Declaration of Trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office. Any such restatement and/or amendment thereto shall be effective immediately upon execution and approval. The Certificate of Trust of the Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein.

          In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.

     (ii) Agent Company Agreement

          Agent Company Agreement shall be effective until terminated upon three
          (3) months' prior written notice to the other party to the agreement. The agreement shall be governed by and construed in accordance with the laws of Japan.

     (iii)Shares Distribution and Redemption Agreement

          Shares Distribution and Redemption Agreement shall continue in effect until terminated upon three (3) months' prior notice in writing to the other party to the agreement. The agreement shall be governed by and construed in accordance with the laws of Japan. Any action brought under the agreement for indemnification or otherwise shall be brought in the Tokyo District Court and VGI submits to jurisdiction of the Tokyo District.

     (iv) Global Custody Agreement

          Either party may terminate Global Custody Agreement on sixty day's notice in writing to the other party. The agreement shall be construed, regulated, and administered under the laws of the United States or State of New York, as applicable, without regard to New York's principles regarding conflict of laws.

     (v)  Fund's Service Agreement

          Fund's Service Agreement shall continue in full force and effect as to all parties to the agreement until terminated or amended by mutual agreement of all parties to the agreement. Any Fund may elect to withdraw from the agreement effective at the end of any monthly period by giving at least 90 day's prior written notice to each of the parties to the agreement.

(2)  Outline of Disclosure System:

(A)  Disclosure in U.S.A.:

     (i)  Disclosure to Shareholders

          In accordance with the 1940 Act, the Fund is required to send to its Shareholders annual and semi-annual reports containing financial information.

     (ii) Disclosure to the SEC

          The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1940 Act.

(B)  Disclosure in Japan:

a.   Disclosure to the Supervisory  Authority

     (i)  Disclosure Required under the Securities and Exchange Law:

          When the Trustees intend to offer the Shares of the Fund amounting to 100 million Yen or more in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance the securities registration statement together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

          The Sales Handling Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statement. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

     (ii) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

          If the Management Company conducts business of offering for sale Shares of the Fund, it must file in advance the prescribed matters on the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law
          No.198, 1951) (hereinafter referred to as the "Investment Trusts Law"). In addition, if the Management Company amends the Agreement and Declaration of Trust, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Trustees must prepare the Management Report on the prescribed matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

b.   Disclosure to Japanese Shareholders:

     If the Management Company makes any amendment to the Agreement and Declaration of Trust, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver the written documents containing the above matters to the Shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the Shareholders in Japan, the relevant public notice is not required to be given.
     The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Sales Handling Companies.
     The above-described Management Report on the Fund will be sent to the Shareholders known in Japan.

(3)  Rights of Shareholders:

(A)  Rights of Shareholders:

          Shareholders in Japan must generally register their Shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the Sales Handling Company. Shareholders in Japan may have the Sales Handling Companies exercise their rights on their behalf in accordance with the Contract with the Sales Handling Companies.

          Shareholders in Japan who do not entrust the custody of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.

          The major rights enjoyed by Shareholders are as follows:

     (i)  Voting rights

          Shareholders of the Fund are entitled to vote on a matter if: (i) a Shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Agreement and Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Shares; or (iii) the Trustees determine that it is necessary or desirable to obtain a Shareholder vote. The 1940 Act requires a Shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of Shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Unless otherwise required by applicable law, Shareholders of the Fund receive one vote for each U.S. Dollar of net asset value owned on the record date, and a fractional vote for each fractional Dollar of net asset value owned on the record date. However, only the Shares of the Fund affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are non-cumulative and cannot be modified without a majority vote.
          Shareholders in Japan are entitled to receive from the Sales Handling Companies pursuant to the Account Agreement to be entered between a Sales Handling Company and a Shareholder notices of the Fund, whereby Shareholders have the Sales Handling Company exercise their voting rights.

     (ii) Repurchase rights

          Shareholders are entitled to request repurchase of Shares at the Shares' Net Asset Value.

     (iii) Rights to receive dividends

          The Shareholders of the Fund are entitled to receive any dividends or other distributions declared by the Fund. No Shares have priority or preference over any other Shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all Shareholders of the Fund (or class) according to the number of Shares of the Fund (or class) held by Shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     (iv) Right to receive distributions upon dissolution

          Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of Shares then held by them, except as otherwise required.

     (v)  Right to inspect accounting books and the like

          Shareholders are entitled to inspect the Agreement and Declaration of Trust, and at the discretion of the Court, the accounting books and the minutes of any Shareholders' meetings.

     (vi) Right to Transfer Shares

          Shares are transferable within Japan to Japanese investors without restriction except as limited by applicable law.

(B)  Foreign Exchange Control in U.S.A.:

          In  the  United  States,   there  are  no  foreign   exchange  control
     restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(C)  Agent in Japan:

                  Mori Hamada & Matsumoto
                  JFE Building
                  1-2, Marunouchi 1-chome
                  Chiyoda-ku, Tokyo

          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:

     (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA, and

     (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

     The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan of the public offering concerned as well as for the continuous disclosure and filing the notification with the Commissioner of the Financial Services Agency is the following person:

                  Ken Miura
                  Attorneys-at-law
                  Mori Hamada & Matsumoto
                  JFE Building
                  1-2, Marunouchi, 1-chome
                  Chiyoda-ku, Tokyo

(D)  Jurisdiction:

     Limited only to litigation brought by Japanese investors regarding transactions relating to (C)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

                  Tokyo District Court
                  1-4, Kasumigaseki 1-chome
                  Chiyoda-ku, Tokyo

II.  FINANCIAL CONDITIONS OF THE FUND

1.   FINANCIAL STATEMENTS

a. The following financial statements in the Japanese language of the Fund for the recent two years are the translations into the Japanese language of its original audited financial statements prepared by the Fund (except for Japanese Yen amount converted). These translations are incorporated into this document by application of the proviso of the Article 127-5 of the "Regulations Concerning the Terms, Forms and Methods of Preparation of Financial Statements, Etc. (Ministry of Finance Ordinance No. 59 of 1963)" in accordance with the "Ministerial Ordinance re: Disclosure of Information, Etc. of the Specified Securities (Ministry of Finance Ordinance No. 22 of 1993)".

     The above original financial statements of the Fund are audited by PricewaterhouseCoopers LLP who are the auditors in the Fund's home country. Its audit reports are obtained as shown on the following pages.

b.   The  original  financial  statements  of the  Fund  are  expressed  in U.S.
     Dollars. The Japanese translations of the financial statements contain certain Japanese Yen amounts converted. Such conversion is made at the rate which is the mean of T.T. selling and buying exchange rates vis-a-vis customers quoted by The Bank of Tokyo-Mitsubishi, Ltd. on April 30, 2004 (US$1= (Y)110.35). The Yen amounts are rounded in thousands.

2.   CONDITION OF THE FUND- - VANGUARD SMALL-CAP INDEX FUND

     Statement of Net Assets (As of the end of April 2004) (Including All Share Classes)

--------------------------------------------------------------------------------
                                                   (AS OF THE END OF APRIL 2004)
--------------------------------------------------------------------------------
                                                $                       \
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS
                                                               EXCEPT COLUMN E.)
--------------------------------------------------------------------------------
a.  Total Assets                         8,331,073,796.80         919,333,993.48
--------------------------------------------------------------------------------
b.  Total Liabilities                      491,741,520.93          54,263,676.83
--------------------------------------------------------------------------------
c.  Total Net Assets           *         7,839,332,275.87         865,070,316.64
--------------------------------------------------------------------------------
        (a-b)
--------------------------------------------------------------------------------
d.  Total Number of           **                 340,770,736.08 shares
--------------------------------------------------------------------------------
      Shares Outstanding
--------------------------------------------------------------------------------
e.  Net Asset Value          ***                    23.00                  2,538
     per Share (c/d)
--------------------------------------------------------------------------------
* Total Net Assets for Investor Shares = $5,299,109,128.61.
** Total Number of Shares Outstanding for Investor Shares =230,999,966.667.
*** Net Asset Value Per Share for Investor Shares = $22.94.

III. OUTLINE OF THE TRUST

1.   Outline of the Trust

(1)  Amount of Capital Stock

          Not applicable.

(2) Structure of the Management of the Trust The Trustees have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by the Agreement and Declaration of Trust. The Agreement and Declaration of Trust provides that the Trustees have the power to do all things and execute all instruments as the Trustees deem necessary, proper or desirable in order to promote the interests of the Trust.
          The number of Trustees shall be from 1 to 15 as fixed from time to time by the Trustees. If any vacancies shall exist, the remaining Trustees shall fill such vacancy by appointing such other individual as they in their discretion shall see fit. A Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of each series. The Trustees shall hold office during the lifetime of this Trust and until its termination or until he or she resigns, is removed or dies.
          The Trustees of the Trust are authorized by the Agreement and Declaration of Trust to issue Shares and to authorize the division of Shares into one or more series. The assets of each series shall irrevocably belong to that series for all purposes. The variations in the relative rights, privileges and preferences as between the different series shall be fixed and determined by the Trustees. The Trustees may authorize the division of Shares of any series into Shares of one or more classes of such series, with such variations between classes as may be approved by the Board of Trustees.
          Under the Agreement and Declaration of Trust, the Shareholders have the power, as and to the extent provided therein, to vote only (i) for the election or removal of Trustees as provided in Article IV, Section 1 of the Agreement and Declaration of Trust, and (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including Section 16(a) thereof, and
     (iii) on such other matters as the Trustees may consider necessary or desirable unless otherwise required by law, each Shareholder shall have one vote for each U.S. Dollar (and a fractional vote for each fractional Dollar) of the net asset value of each Share (including fractional Shares) held by such Shareholder on the record date on each matter submitted to a vote at a meeting of Shareholders. There shall be no cumulative voting in the election of Trustees. Votes may be made in person or by proxy. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.
          Meetings of the Shareholders may be called by the Trustees. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by delivering personally or mailing such notice not more than ninety (90), nor less than ten (10) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust.
          Except as otherwise provided by the 1940 Act or in the Agreement and Declaration of Trust, at any meeting of Shareholders, the presence in person or by proxy of the holders of record of Shares issued and outstanding and entitled to vote representing more than fifty percent of the total combined net asset value of all Shares issued and outstanding and entitled to vote shall constitute a quorum for the transaction of any business at the meeting. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt By-Laws not inconsistent with the Agreement and Declaration of Trust to provide for the conduct of the business of the Trust. The By-Laws contemplate that the Trustees shall elect a Chairman, a President, a Treasurer and a Secretary. The Trustees may elect or appoint such other officers or agents as the business of the Trust may require. The Trustees may delegate to any officer or committee the power to appoint any subordinate officers or agent. The Trustees may amend or repeal the By-Laws of the Trust to the extent such power is not reserved to the Shareholders.
          The Trustees may in their discretion provide for regular or stated meetings of the Trustees. Notice of regular or stated meetings need not be given. Meetings of the Trustees other than regular or stated meetings shall be held whenever called by the Chairman or by any Trustee. Notice of the time and place of each meeting other than regular or stated meetings shall be mailed to each Trustee at least two days before the meeting, or shall be telegraphed, cabled, or wirelessed to each Trustee, or personally delivered to him or her at least one day before the meeting.
          A majority of the Trustees present in person at any regular or special meeting of the Trustees shall constitute a quorum for the transaction of business at such meeting. Except as otherwise required by law, the Agreement and Declaration of Trust or the Trust's By-Laws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting at which a quorum is present, or by written consent of all of the Trustees.
          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers and Shareholders of the Trust under the circumstances and on the terms specified therein.

2.   Description of Business and Outline of Operation

          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company, to render investment management services, JPMorgan Chase Bank, as Custodian, to hold the assets of the Fund in custody, and The Vanguard Group, Inc. to act as the Transfer and Dividend-Paying Agent.

3.   Financial Conditions of the Management Company

          Not Applicable.

4.   Restrictions on Transactions with Interested Parties:

          The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

5.   Miscellaneous

     (1)  Changes of Trustees and Officers

          Trustees may be removed by, among other things, a vote of two-thirds of the outstanding Shares of each series. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate, provided, however, that the number of Trustees shall in no event be more than 15. The Trustees may elect and remove officers as they consider appropriate.

     (2)  Amendment to the Agreement and Declaration of Trust

          The Agreement and Declaration of Trust may be restated or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office.

     (3)  Litigation and Other Significant Events

          Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Fund is December 31.

IV. OUTLINE OF THE OTHER RELATED COMPANIES

1.   Name, Amount of Capital and Description of Business

(A) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent")

(1)  Amount of Capital as of the end of April, 2004

     US$ 100,032,000

(2)  Description of Business

     The  Vanguard  Group,  Inc.  was  established  in 1974  under  the  laws of
     Pennsylvania and is registered as an investment adviser under the Investment Advisers Act of 1940. The Vanguard Group, Inc. was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the Shareholders of the Fund and other members of The Vanguard Group of Investment Companies (separately, the "Vanguard Funds"). The Amended and Restated Funds' Service Agreement provides that each Vanguard Fund may be called upon to invest up to 0.40% of its current net assets in The Vanguard Group, Inc. as contributions to Vanguard's capitalization, and that there is no limit on the U.S. Dollar amount that each Vanguard Fund may contribute to Vanguard's capitalization. The amounts which each of the Vanguard Funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each Vanguard Fund's relative net assets and its contribution to Vanguard's capital. At December 31, 2003, the Fund had contributed capital of U.S. $1,074,000 to The Vanguard Group, Inc. representing 0.02% of the Fund's net assets, and 1.07% of Vanguard's capitalization.

(B)  JPMorgan Chase Bank (the "Custodian")

(1)  Amount of Capital as of the end of December, 2003
     US $ 46.2 billion

(2)  Description of Business
     JPMorgan Chase Bank engages in business as a financial institution.

(C)  Monex, Inc. (the "Agent Company" and the "Distributor in Japan")

(1)  Amount of Capital:
     6.4 billion JPY as of the end of April, 2004.

(2)  Description of Business:
     Monex, Inc. engages in business as a securities company in Japan.

2.   Outline of Business Relationship with the Fund

(A) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent") The Vanguard Group, Inc. acts as investment manager and transfer and dividend-paying agent to the Fund.

(B)  JPMorgan Chase Bank (the "Custodian")
     JPMorgan Chase Bank acts as custodian and renders custody services to the Fund.

(C) Monex, Inc. (the "Agent Company" and the "Distributor in Japan") Monex, Inc. acts as the Agent Company and the Distributor in Japan.

3.   Capital Relationships

          The Fund contributed to 1.07% of capitalization of The Vanguard Group, Inc. as of December 31, 2003.

V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SHARES

1.   Transfer of the Shares

          The transfer agent for the Shares is The Vanguard Group, Inc., whose address is 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

          The Japanese investors who entrust the custody of their Shares to a Sales Handling Company shall have their Shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

          No fee is chargeable for the transfer of Shares.

2.   The Closing Period of the Shareholders' Book No provision is made.

3. There are no annual Shareholders' meetings. Special Shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.

4. No special privilege is granted to Shareholders. The acquisition of Shares by any person may be restricted.

VI.  OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE

     A.   Outline of the Investment Trusts in Delaware

     Delaware statutory trusts are governed by Chapter 38 of Title 12 of the Delaware Code. See Section I. 1(4) for a summary of the provisions contained in Chapter 38. To form a trust, a governing instrument is entered into and a certificate of trust is filed with the Secretary of State of the State of Delaware. Delaware statutory trusts are a common organizational form for U.S. registered management investment companies, commonly called "mutual funds".

     B. The System of Mutual Funds created as Delaware Statutory Trusts in Delaware

     A Delaware statutory trust is in the widest sense a business organization like a corporation or partnership. It can issue shares (beneficial interests) which may be freely transferred; the holders of such shares may receive dividends out of the income of the trust; and the management is separate from the ownership of each organization. Except to the extent otherwise provided in the governing instrument of a Delaware statutory trust, the business and affairs of a Delaware statutory trust shall be managed by or under the direction of its trustees. See section 3806 of the Delaware Statutory Trust Act.

     Additionally, as a registered investment company (mutual fund), a Delaware statutory trust is regulated by the 1940 Act and other related U.S. federal and state laws. As long as a Delaware statutory trust operates as a registered mutual fund, the shareholders of the trust derive certain rights and protections under the U.S. federal securities laws. Such federal laws prohibit all false and misleading statements or omissions of material facts from the contents of the mutual fund's registration statement filed with the SEC. Further, various securities laws contain similar prohibitions in connection with the offer, sale and advertising of mutual funds.

     (1) Formation of a Delaware Statutory Trust

          A Delaware statutory trust is formed by a governing instrument ("Agreement and Declaration of Trust") and the filing of a certificate of trust ("Certificate of Trust") pursuant to section 3810 of the Delaware Statutory Trust Act. Property of the trust is transferred to the trustees in accordance with the Declaration, and the trustees manage and operate the trust for the benefit of the beneficial shareholders, whose shares may be freely transferred.

          The Agreement and Declaration of Trust generally contains such matters as the name of the trust, purpose, compensation to be paid to the trustees, powers and responsibilities of the trustees, shareholder meetings, rights of shareholders, payment of dividends, redemption of shares, period and termination of the trust, and the governing law of the trust.

          To become a registered mutual fund, a registration statement must be filed with the SEC under the Securities Act of 1933 and an election made under the 1940 Act.

     (2)  Issuance of Shares

          In order to issue mutual fund shares, a fund must have a prospectus which contains various items of disclosure relating to the fund and its shares, such as: the fees associated with a purchase of the fund's shares, financial information about the fund for the past five years (or for the length of time the fund has been in operation), the fund's objectives and policies, any investment restrictions, the price at which shares may be purchased, the method by which shareholders may purchase and redeem shares, dividend and tax information relating to the ownership of shares, descriptions of the fund's management and expenses paid by the fund, a description of the fund's shares and any other information the fund desires to provide potential shareholders. The regulations regarding the issuance of a mutual fund's shares are the U.S. federal securities laws, Blue Sky laws and various sections of the Internal Revenue Code. The shares may not be issued unless the fund has an effective registration statement on file with the SEC. Further, each share of stock issued by a mutual fund must be a voting share and have equal voting rights with all other outstanding voting shares.

     (3)  Management and Operation of a Mutual Fund

          Management and operation of a mutual fund is generally conducted by having an investment advisory agreement with an investment adviser. The requirements for becoming an investment adviser for a mutual fund are that the adviser must be a registered investment adviser under the Investment Advisers Act of 1940, and must have been approved by the Board of Trustees/Directors of a fund and its shareholders. The investment adviser discloses certain information to the competent supervisory authorities and the fund's shareholders, in accordance with the investment advisory agreement, with respect to the management and operation of the fund's assets.

          An advisory fee calculated in accordance with the net asset value of the fund is paid to the investment adviser. An investment adviser generally executes an investment advisory agreement with a fund relating to the investment and reinvestment of the fund's assets. Such investment and reinvestment must be conducted subject to the investment objectives and restrictions provided for in the prospectus and other governing instruments.

a.   Valuation of Assets

          The fund's net asset value per share is calculated each business day of the fund, and it is furnished to the National Association of Securities Dealers, Inc. (the "NASD"). Major newspapers in the United States obtain the information from the NASD and report such information on a daily basis. The total net asset value of the fund is determined by subtracting the fund's total liabilities from its total assets. The net asset value per share of the fund is determined by dividing the fund's net assets by the total number of shares outstanding at the time of calculation.

b.   Sale, Redemption and Custody of Shares

     (i) The purchase price of a fund's shares will be the net asset value per share next computed after receipt of the sales order by the fund plus the sales charge, if applicable. Such purchase price is set forth in the prospectus.

     (ii) Redemption of shares shall be made for one share or its multiple, and the redemption price per share shall be the net asset value per share next computed after receipt by the fund of the order and share certificate if share certificates have been issued. Subject to certain rules of the SEC, the fund may suspend the right of redemption temporarily. The principal underwriter may charge fees upon such redemption.

     (iii) Custody of Shares

          Investors' shares are usually held in book entry form by the fund's transfer agent. Certificates for shares are issued only on request of the shareholder, if available. The transfer agent will furnish such shareholders with detailed statements of their accounts. In cases where certificates for shares have been issued to investors, such
          certificates   for   shares  are   usually  in  the   custody  of  the
          shareholders.

c.   Outline of Disclosure Requirements

     (i)  Disclosure to shareholders

          In accordance with the 1940 Act, a fund sends to its shareholders annual and semi-annual reports relating to its operations that contain financial information.

     (ii) Disclosure to the SEC

          Pursuant to the 1940 Act, a fund reports details of its financial condition and business operations to the SEC by annual and semi-annual reports.

d. Shareholders' Rights and Procedures for the Exercise Thereof

          Shareholders must be registered with a fund in order to exercise shareholders' rights directly against the fund. The representative right afforded to shareholders is the voting right. Other rights include the right to receive dividends, the right to receive distributions upon dissolution, the right to inspect accounting books and the like, the right to transfer shares, and other rights with respect to the U.S. registration statement (including the prospectus).

     (i)  Voting rights

          Shareholders are entitled to one vote for each dollar of net asset value (determined as of the applicable record date) and a proportionate fractional vote for each fractional dollar amount owned with respect to any matter Shareholders are entitled to vote under the fund's Declaration of Trust, By-laws or any applicable law. Voting rights shall be exercised at a shareholders meeting, or without meeting if a consent in writing setting forth such action is signed by the shareholders entitled to vote on a subject matter thereof holding a majority of the shares entitled to vote thereon. Shareholders' meetings shall be convened by the trustees or such other persons as specified in the fund's By-laws, and the meeting shall be held at the head office of the fund or such other place as the trustees may designate. Shareholders representing more than 50% of the outstanding shares entitled to vote being present (including those present by proxy) shall constitute a quorum unless otherwise provided for in any applicable statutes, rules and regulations, and, except as otherwise provided by law, the fund's Declaration of Trust, or By-laws, approval of a matter is given by vote (including vote by proxy) of a majority of the shares present and entitled to vote.

     (ii) Redemption rights

          Shareholders are entitled to request redemption of shares at their net asset value at any time, provided that the fund may suspend the right of redemption temporarily during the periods subject to the rules of the SEC under the 1940 Act.

     (iii) Right to receive dividends

          Shareholders are entitled to receive any declared distributions for each share held by them. Record dates are designated for the payment of distributions and payments are usually made during the months in which the record date falls or in the following month.

     (iv) Right to receive distributions upon dissolution

          Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them.

     (v)  Right to inspect accounting books and the like

          Shareholders are entitled to inspect the Agreement and Declaration of Trust and, subject to the discretion of the court, the fund's accounting books and minutes of shareholders' meetings.

     (vi) Right to transfer shares

          Shares are transferable without restriction.

     (vii) Rights with respect to the U.S. registration statement

          The Securities Act of 1933 provides that if any effective part of the registration statement contains an untrue statement of material fact or omits to state a material fact required to be stated therein or necessary to make the statement therein not misleading, any person acquiring such security may sue every person who signed the registration statement, every person who was a trustee (or person performing similar functions) of the issuer at the time of filing of the registration statement, certain other persons who prepared any part of the registration statement and every underwriter with respect to such security.

e.   Related Company and Others

     (i)  Investment management company

          The investment management company shall manage and operate the assets of a fund subject to the terms of the investment advisory agreement and the fund's investment objectives and restrictions. The requirements for becoming an investment management company are that the manager must be a registered investment adviser under the Investment Advisers Act of 1940 and must have been approved by the Board of Trustees/Directors of a fund and its shareholders.

     (ii) Investment adviser

          The investment adviser is usually the investment management company which ordinarily sponsors or organizes the mutual fund. The duties of the investment adviser are similar to those of the investment management company and include the management of the fund's investments and performance of certain administrative, clerical, bookkeeping and accounting services as set forth in the investment advisory agreement.

     (iii) Underwriter-distributor

          The underwriter-distributor is usually connected with the investment adviser. Frequently, the underwriter-distributor is a subsidiary of the investment adviser. The underwriter-distributor must register as a broker-dealer with the SEC and must join the NASD.

     (iv) Custodian

          The mutual fund usually appoints a bank to hold its securities and other assets as custodian. The requirements for becoming a custodian of a mutual fund are that the entity be either a bank having aggregate capital, surplus and undivided profits of not less than U.S.$500,000, be a member of a national securities exchange, or be a central certificate depositary established by a national securities exchange or a registered national securities association. A mutual fund may act as its own custodian under certain circumstances.

f.   Governing Laws and Competent Authorities

     (i) Governing laws regarding the creation and operation of a mutual fund created as a Delaware statutory trust

          A Delaware statutory trust is created under the laws of the State of Delaware and is subject to the laws of that state. With respect to its operation as a mutual fund, it is also subject to the 1940 Act, the United States Internal Revenue Code, and regulations promulgated under each statute. With respect to the sale of its shares, the fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the Blue Sky laws (state securities laws of the various states in the U.S.) and the regulations promulgated under said law. In addition, a Delaware statutory trust and its trustees may be subject to common law principles established through judicial decisions.

     The substance of the governing law is as follows:

                  Delaware Statutory Trust Act (Delaware Code Chapter 38 et seq.("Treatment of Delaware Statutory Trusts"))

          Chapter 38 provides as follows:
          Delaware has had in effect since October 1, 1988, the Statutory Trust Act which expressly recognizes the Delaware statutory trust. The principal purpose of the Statutory Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions. The Statutory Trust Act permits the trust agreement of a statutory trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the statutory trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions.
          Under the Statutory Trust Act, the beneficial owners of a Delaware statutory trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a statutory trust is managed by or under the direction of its trustees, who are not liable for the obligations of the statutory trust. The Statutory Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the statutory trust with such rights, powers and duties as are set forth herein.
          To the extent that trustees or other persons who are responsible for managing the statutory trust have duties (including fiduciary duties) and liabilities relating thereto to the statutory trust or the beneficial owners, such persons duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provision of the trust agreement.

Common Law

          Common law is non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware statutory trusts and trustees of such trusts.

     Investment Company Act of 1940

          The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of the fund's assets and, more generally, the fund's business and conduct.

     Securities Act of 1933

          The Securities Act of 1933 (the "1933 Act") regulates the registration of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

     Securities Exchange Act of 1934

          The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities market as well as extensive regulations relating to securities dealers.

     The Internal Revenue Code of 1986

          The Code provides for the qualification of a fund to be treated as a regulated investment company.

     (ii) Outline of the Supervisory Authorities

          A Delaware statutory trust which operates as a registered investment company is subject to supervision by the SEC and the securities authorities of the various U.S. states.

     The SEC

(a)  Acceptance of registration applications

     (Sections 7 and 8 of the 1940 Act)

          An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

(b)  Suspension or revocation of registration as a registered company

     (Section 8 of the 1940 Act)

          An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.

(c)  Supervision of changes in trustees and officers

     (Section 9(b) of the 1940 Act)

          The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain federal securities laws.

(d)  Examination of registration statement

     (Sections 5, 8 and 10 of the 1933 Act)

          In order to sell shares to the public, a fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it is defective, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.

(e)  Supervision of the business

     (Section 12 of the 1940 Act)

          The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.

(f)  Acceptance of periodic reports

     (Section 30 of the 1940 Act)

          The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

          State Securities Supervisory Authorities

(a)  Provisions concerning licenses

          Most states require brokers, dealers, securities salespersons, and investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.

(b)  Provisions concerning registration of securities

          Each of the 50 states requires notification of the availability of shares upon registration of the Fund's shares with the U.S. Securities and Exchange Commission prior to any lawful sale or offer to sell.

(c)  Provisions concerning prevention of fraud

          In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

g.   Dissolution, Termination, etc.

     (i)  Dissolution and termination

          Under the Delaware Statutory Trust Act, the dissolution and termination of a statutory trust are governed by the Agreement and Declaration of Trust. Subject to the terms of the Agreement and Declaration of Trust and applicable securities laws, dissolution and termination may require approval of the trust's Board of Trustees, notification of shareholders and the filing of appropriate documents with the SEC. To liquidate a trust, all of the assets of the trust must be distributed to its creditors and shareholders in accordance with applicable law.

     (ii) Amendments to the trust agreements

          Amendments to the Agreement and Declaration of Trust of a statutory trust are governed by the terms of the Agreement and Declaratoin of Trust and applicable securities laws and, subject to the terms of the applicable Agreement and Declaration of Trust and securities laws, may be made by vote or with the written consent of the trustees and, as to some matters which might have detrimental effects upon the shareholders, by approval of the holders of a majority of the outstanding shares.

h.   Taxation of the Delaware statutory trust

          If a fund complied with the conditions contained in Section 851 of the Internal Revenue Code, the fund is qualified as a regulated investment company, and distributes all of its net investment income and net capital gains, if any, to shareholders annually. Thus it will be relieved of any federal income tax liability. Income dividends and net short-term gains distributions received by shareholders are taxable as ordinary income and net long-term gains are taxable as capital gains regardless of how long the shareholder has held the shares of the fund.

VII. REFERENCE INFORMATION

          The following documents concerning the Fund have been filed with Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan.

               June  30,  2003:   Securities Registration Statement
                                  Annual Securities Report

            September 30, 2003:   Semi-annual Report
                                  Amendment to the Securities Registration
                                  Statement

             December 26. 2003:   Amendment to the Securities Registration
                                  Statement

                April 13, 2004:   Amendment to the Securities Registration
                                  Statement